UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04297

VANECK FUNDS

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation
666 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2025

Item 1.	REPORTS TO STOCKHOLDERS.

CM Commodity Index Fund

Class A    Ticker: CMCAX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the CM Commodity Index Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$48	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$566,937,187
  Number of Portfolio Holdings21
  Portfolio Turnover Rate-%
  Advisory Fees Paid$1,240,465

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Government
94.0%
Money Market Fund
4.5%
Other assets less liabilities *
1.5%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		1.5%
Money Market Fund		4.5%
Government		94.0%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.2%

Top Ten Holdings (% of Total Net Assets)

United States Treasury Bills, 4.23%, 11/28/2025	9.5%
United States Treasury Bills, 4.14%, 9/25/2025	7.9%
United States Treasury Bills, 4.15%, 9/18/2025	7.0%
United States Treasury Bills, 4.24%, 10/16/2025	7.0%
United States Treasury Bills, 4.20%, 11/20/2025	6.9%
United States Treasury Bills, 4.21%, 12/18/2025	6.9%
United States Treasury Bills, 4.17%, 12/26/2025	6.9%
United States Treasury Bills, 4.21%, 12/4/2025	6.1%
United States Treasury Bills, 4.21%, 7/17/2025	5.3%
United States Treasury Bills, 4.19%, 7/31/2025	5.3%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

CM Commodity Index Fund

Class I    Ticker: COMIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the CM Commodity Index Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$566,937,187
  Number of Portfolio Holdings21
  Portfolio Turnover Rate-%
  Advisory Fees Paid$1,240,465

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		1.5%
Money Market Fund		4.5%
Government		94.0%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.2%

Top Ten Holdings (% of Total Net Assets)

United States Treasury Bills, 4.23%, 11/28/2025	9.5%
United States Treasury Bills, 4.14%, 9/25/2025	7.9%
United States Treasury Bills, 4.15%, 9/18/2025	7.0%
United States Treasury Bills, 4.24%, 10/16/2025	7.0%
United States Treasury Bills, 4.20%, 11/20/2025	6.9%
United States Treasury Bills, 4.21%, 12/18/2025	6.9%
United States Treasury Bills, 4.17%, 12/26/2025	6.9%
United States Treasury Bills, 4.21%, 12/4/2025	6.1%
United States Treasury Bills, 4.21%, 7/17/2025	5.3%
United States Treasury Bills, 4.19%, 7/31/2025	5.3%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

CM Commodity Index Fund

Class Y    Ticker: CMCYX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the CM Commodity Index Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$566,937,187
  Number of Portfolio Holdings21
  Portfolio Turnover Rate-%
  Advisory Fees Paid$1,240,465

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		1.5%
Money Market Fund		4.5%
Government		94.0%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.2%

Top Ten Holdings (% of Total Net Assets)

United States Treasury Bills, 4.23%, 11/28/2025	9.5%
United States Treasury Bills, 4.14%, 9/25/2025	7.9%
United States Treasury Bills, 4.15%, 9/18/2025	7.0%
United States Treasury Bills, 4.24%, 10/16/2025	7.0%
United States Treasury Bills, 4.20%, 11/20/2025	6.9%
United States Treasury Bills, 4.21%, 12/18/2025	6.9%
United States Treasury Bills, 4.17%, 12/26/2025	6.9%
United States Treasury Bills, 4.21%, 12/4/2025	6.1%
United States Treasury Bills, 4.21%, 7/17/2025	5.3%
United States Treasury Bills, 4.19%, 7/31/2025	5.3%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Emerging Markets Bond Fund

Class A    Ticker: EMBAX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Emerging Markets Bond Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$64	1.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$62,391,729
  Number of Portfolio Holdings108
  Portfolio Turnover Rate118%
  Advisory Fees Paid$121,254

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Government
86.3%
Energy
6.6%
Financials
1.7%
Real Estate
1.1%
Industrials
1.0%
Money Market Fund
3.0%
Other Investments
1.7%
Liabilities in excess of other assets
(1.4)%
-20
0
20
40
60
80
100

Value	Value	Value
Liabilities in excess of other assets		(1.4)%
Other Investments		1.7%
Money Market Fund		3.0%
Industrials		1.0%
Real Estate		1.1%
Financials		1.7%
Energy		6.6%
Government		86.3%

Top Ten Holdings (% of Total Net Assets)

Republic of Poland Government Bond, 6.00%, 10/25/2033	3.7%
China Government Bond, 1.75%, 2/21/2027	3.5%
Indonesia Treasury Bond, 6.50%, 7/15/2030	3.5%
Invesco Treasury Portfolio - Institutional Class	3.0%
Saudi Government International Bond, 3.38%, 3/5/2032	2.9%
Republic of South Africa Government Bond, 8.75%, 1/31/2044	2.8%
Republic of South Africa Government Bond, 9.00%, 1/31/2040	2.6%
Thailand Government Bond, 2.98%, 6/17/2045	2.5%
Philippine Government International Bond, 6.25%, 1/14/2036	2.4%
Malaysia Government Bond, 2.63%, 4/15/2031	2.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Emerging Markets Bond Fund

Class I    Ticker: EMBUX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Emerging Markets Bond Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$46	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$62,391,729
  Number of Portfolio Holdings108
  Portfolio Turnover Rate118%
  Advisory Fees Paid$121,254

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.4)%
Other Investments		1.7%
Money Market Fund		3.0%
Industrials		1.0%
Real Estate		1.1%
Financials		1.7%
Energy		6.6%
Government		86.3%

Top Ten Holdings (% of Total Net Assets)

Republic of Poland Government Bond, 6.00%, 10/25/2033	3.7%
China Government Bond, 1.75%, 2/21/2027	3.5%
Indonesia Treasury Bond, 6.50%, 7/15/2030	3.5%
Invesco Treasury Portfolio - Institutional Class	3.0%
Saudi Government International Bond, 3.38%, 3/5/2032	2.9%
Republic of South Africa Government Bond, 8.75%, 1/31/2044	2.8%
Republic of South Africa Government Bond, 9.00%, 1/31/2040	2.6%
Thailand Government Bond, 2.98%, 6/17/2045	2.5%
Philippine Government International Bond, 6.25%, 1/14/2036	2.4%
Malaysia Government Bond, 2.63%, 4/15/2031	2.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Emerging Markets Bond Fund

Class Y    Ticker: EMBYX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Emerging Markets Bond Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$51	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$62,391,729
  Number of Portfolio Holdings108
  Portfolio Turnover Rate118%
  Advisory Fees Paid$121,254

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.4)%
Other Investments		1.7%
Money Market Fund		3.0%
Industrials		1.0%
Real Estate		1.1%
Financials		1.7%
Energy		6.6%
Government		86.3%

Top Ten Holdings (% of Total Net Assets)

Republic of Poland Government Bond, 6.00%, 10/25/2033	3.7%
China Government Bond, 1.75%, 2/21/2027	3.5%
Indonesia Treasury Bond, 6.50%, 7/15/2030	3.5%
Invesco Treasury Portfolio - Institutional Class	3.0%
Saudi Government International Bond, 3.38%, 3/5/2032	2.9%
Republic of South Africa Government Bond, 8.75%, 1/31/2044	2.8%
Republic of South Africa Government Bond, 9.00%, 1/31/2040	2.6%
Thailand Government Bond, 2.98%, 6/17/2045	2.5%
Philippine Government International Bond, 6.25%, 1/14/2036	2.4%
Malaysia Government Bond, 2.63%, 4/15/2031	2.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Emerging Markets Fund

Class A    Ticker: GBFAX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$86	1.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$377,877,048
  Number of Portfolio Holdings73
  Portfolio Turnover Rate16%
  Advisory Fees Paid$1,081,327

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
Consumer Discretionary
Information Technology
Industrials
Real Estate
Communication Services
Health Care
Energy
Consumer Staples
Other Investments
Liabilities in excess of other assets
26.7%
22.6%
17.7%
11.1%
7.6%
5.5%
4.9%
4.1%
1.0%
0.8%
(2.0)%
-5
0
5
10
15
20
25
30

Value	Value	Value
Liabilities in excess of other assets		(2.0)%
Other Investments		0.8%
Consumer Staples		1.0%
Energy		4.1%
Health Care		4.9%
Communication Services		5.5%
Real Estate		7.6%
Industrials		11.1%
Information Technology		17.7%
Consumer Discretionary		22.6%
Financials		26.7%

Top Ten Holdings (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
Reliance Industries Ltd.	4.1%
SK Hynix, Inc.	3.9%
MercadoLibre, Inc.	3.9%
Prosus NV	3.1%
Tencent Holdings Ltd.	2.5%
Lion Finance Group PLC	2.5%
Phoenix Mills Ltd.	2.4%
Samsung Electronics Co. Ltd.	2.3%
HDFC Bank Ltd.	2.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Emerging Markets Fund

Class I    Ticker: EMRIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$54	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$377,877,048
  Number of Portfolio Holdings73
  Portfolio Turnover Rate16%
  Advisory Fees Paid$1,081,327

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(2.0)%
Other Investments		0.8%
Consumer Staples		1.0%
Energy		4.1%
Health Care		4.9%
Communication Services		5.5%
Real Estate		7.6%
Industrials		11.1%
Information Technology		17.7%
Consumer Discretionary		22.6%
Financials		26.7%

Top Ten Holdings (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
Reliance Industries Ltd.	4.1%
SK Hynix, Inc.	3.9%
MercadoLibre, Inc.	3.9%
Prosus NV	3.1%
Tencent Holdings Ltd.	2.5%
Lion Finance Group PLC	2.5%
Phoenix Mills Ltd.	2.4%
Samsung Electronics Co. Ltd.	2.3%
HDFC Bank Ltd.	2.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Emerging Markets Fund

Class Y    Ticker: EMRYX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$59	1.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$377,877,048
  Number of Portfolio Holdings73
  Portfolio Turnover Rate16%
  Advisory Fees Paid$1,081,327

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(2.0)%
Other Investments		0.8%
Consumer Staples		1.0%
Energy		4.1%
Health Care		4.9%
Communication Services		5.5%
Real Estate		7.6%
Industrials		11.1%
Information Technology		17.7%
Consumer Discretionary		22.6%
Financials		26.7%

Top Ten Holdings (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
Reliance Industries Ltd.	4.1%
SK Hynix, Inc.	3.9%
MercadoLibre, Inc.	3.9%
Prosus NV	3.1%
Tencent Holdings Ltd.	2.5%
Lion Finance Group PLC	2.5%
Phoenix Mills Ltd.	2.4%
Samsung Electronics Co. Ltd.	2.3%
HDFC Bank Ltd.	2.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Emerging Markets Fund

Class Z    Ticker: EMRZX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Z	$48	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$377,877,048
  Number of Portfolio Holdings73
  Portfolio Turnover Rate16%
  Advisory Fees Paid$1,081,327

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(2.0)%
Other Investments		0.8%
Consumer Staples		1.0%
Energy		4.1%
Health Care		4.9%
Communication Services		5.5%
Real Estate		7.6%
Industrials		11.1%
Information Technology		17.7%
Consumer Discretionary		22.6%
Financials		26.7%

Top Ten Holdings (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
Reliance Industries Ltd.	4.1%
SK Hynix, Inc.	3.9%
MercadoLibre, Inc.	3.9%
Prosus NV	3.1%
Tencent Holdings Ltd.	2.5%
Lion Finance Group PLC	2.5%
Phoenix Mills Ltd.	2.4%
Samsung Electronics Co. Ltd.	2.3%
HDFC Bank Ltd.	2.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Global Resources Fund

Class A    Ticker: GHAAX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$73	1.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$492,198,652
  Number of Portfolio Holdings69
  Portfolio Turnover Rate19%
  Advisory Fees Paid$1,955,912

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Oil & Gas
Base & Industrial Metals
Agriculture
Gold & Precious Metals
Paper & Forest
Renewables & Alternatives
Materials
Industrials & Utilities
Money Market Fund
Liabilities in excess of other assets
31.7%
20.7%
18.8%
16.3%
4.6%
4.2%
1.6%
1.1%
2.2%
(1.2)%
-5
0
5
10
15
20
25
30
35

Value	Value	Value
Liabilities in excess of other assets		(1.2)%
Money Market Fund		2.2%
Industrials & Utilities		1.1%
Materials		1.6%
Renewables & Alternatives		4.2%
Paper & Forest		4.6%
Gold & Precious Metals		16.3%
Agriculture		18.8%
Base & Industrial Metals		20.7%
Oil & Gas		31.7%

Top Ten Holdings (% of Total Net Assets)

Shell PLC	4.9%
Exxon Mobil Corp.	4.4%
JBS NV	3.3%
Freeport-McMoRan, Inc.	3.3%
Corteva, Inc.	3.2%
Nutrien Ltd.	3.0%
TotalEnergies SE	3.0%
Kinross Gold Corp.	2.8%
Agnico Eagle Mines Ltd.	2.6%
FMC Corp.	2.5%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Global Resources Fund

Class I    Ticker: GHAIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$50	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$492,198,652
  Number of Portfolio Holdings69
  Portfolio Turnover Rate19%
  Advisory Fees Paid$1,955,912

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.2)%
Money Market Fund		2.2%
Industrials & Utilities		1.1%
Materials		1.6%
Renewables & Alternatives		4.2%
Paper & Forest		4.6%
Gold & Precious Metals		16.3%
Agriculture		18.8%
Base & Industrial Metals		20.7%
Oil & Gas		31.7%

Top Ten Holdings (% of Total Net Assets)

Shell PLC	4.9%
Exxon Mobil Corp.	4.4%
JBS NV	3.3%
Freeport-McMoRan, Inc.	3.3%
Corteva, Inc.	3.2%
Nutrien Ltd.	3.0%
TotalEnergies SE	3.0%
Kinross Gold Corp.	2.8%
Agnico Eagle Mines Ltd.	2.6%
FMC Corp.	2.5%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Global Resources Fund

Class Y    Ticker: GHAYX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$60	1.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$492,198,652
  Number of Portfolio Holdings69
  Portfolio Turnover Rate19%
  Advisory Fees Paid$1,955,912

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.2)%
Money Market Fund		2.2%
Industrials & Utilities		1.1%
Materials		1.6%
Renewables & Alternatives		4.2%
Paper & Forest		4.6%
Gold & Precious Metals		16.3%
Agriculture		18.8%
Base & Industrial Metals		20.7%
Oil & Gas		31.7%

Top Ten Holdings (% of Total Net Assets)

Shell PLC	4.9%
Exxon Mobil Corp.	4.4%
JBS NV	3.3%
Freeport-McMoRan, Inc.	3.3%
Corteva, Inc.	3.2%
Nutrien Ltd.	3.0%
TotalEnergies SE	3.0%
Kinross Gold Corp.	2.8%
Agnico Eagle Mines Ltd.	2.6%
FMC Corp.	2.5%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

International Investors Gold Fund

Class A    Ticker: INIVX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$87	1.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$963,298,792
  Number of Portfolio Holdings41
  Portfolio Turnover Rate14%
  Advisory Fees Paid$2,827,312

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Gold
96.8%
Silver
2.3%
Other Investments
0.8%
Other assets less liabilities
0.1%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		0.1%
Other Investments		0.8%
Silver		2.3%
Gold		96.8%

Top Ten Holdings (% of Total Net Assets)

Agnico Eagle Mines Ltd.	9.2%
Alamos Gold, Inc.	6.0%
Kinross Gold Corp.	5.9%
Newmont Corp.	5.9%
Lundin Gold, Inc.	5.6%
Anglogold Ashanti PLC	5.0%
Wheaton Precious Metals Corp.	4.6%
Franco-Nevada Corp.	4.6%
SPDR Gold MiniShares Trust	4.1%
G Mining Ventures Corp.	4.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

International Investors Gold Fund

Class C    Ticker: IIGCX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class C	$139	2.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$963,298,792
  Number of Portfolio Holdings41
  Portfolio Turnover Rate14%
  Advisory Fees Paid$2,827,312

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Other Investments		0.8%
Silver		2.3%
Gold		96.8%

Top Ten Holdings (% of Total Net Assets)

Agnico Eagle Mines Ltd.	9.2%
Alamos Gold, Inc.	6.0%
Kinross Gold Corp.	5.9%
Newmont Corp.	5.9%
Lundin Gold, Inc.	5.6%
Anglogold Ashanti PLC	5.0%
Wheaton Precious Metals Corp.	4.6%
Franco-Nevada Corp.	4.6%
SPDR Gold MiniShares Trust	4.1%
G Mining Ventures Corp.	4.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

International Investors Gold Fund

Class I    Ticker: INIIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$64	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$963,298,792
  Number of Portfolio Holdings41
  Portfolio Turnover Rate14%
  Advisory Fees Paid$2,827,312

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Other Investments		0.8%
Silver		2.3%
Gold		96.8%

Top Ten Holdings (% of Total Net Assets)

Agnico Eagle Mines Ltd.	9.2%
Alamos Gold, Inc.	6.0%
Kinross Gold Corp.	5.9%
Newmont Corp.	5.9%
Lundin Gold, Inc.	5.6%
Anglogold Ashanti PLC	5.0%
Wheaton Precious Metals Corp.	4.6%
Franco-Nevada Corp.	4.6%
SPDR Gold MiniShares Trust	4.1%
G Mining Ventures Corp.	4.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

International Investors Gold Fund

Class Y    Ticker: INIYX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$70	1.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$963,298,792
  Number of Portfolio Holdings41
  Portfolio Turnover Rate14%
  Advisory Fees Paid$2,827,312

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Other Investments		0.8%
Silver		2.3%
Gold		96.8%

Top Ten Holdings (% of Total Net Assets)

Agnico Eagle Mines Ltd.	9.2%
Alamos Gold, Inc.	6.0%
Kinross Gold Corp.	5.9%
Newmont Corp.	5.9%
Lundin Gold, Inc.	5.6%
Anglogold Ashanti PLC	5.0%
Wheaton Precious Metals Corp.	4.6%
Franco-Nevada Corp.	4.6%
SPDR Gold MiniShares Trust	4.1%
G Mining Ventures Corp.	4.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

VanEck Morningstar Wide Moat Fund

Class I    Ticker: MWMIX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Morningstar Wide Moat Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$30	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$31,563,109
  Number of Portfolio Holdings55
  Portfolio Turnover Rate32%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
27.7%
Health Care
20.0%
Industrials
20.0%
Consumer Staples
13.0%
Financials
6.4%
Communication Services
5.2%
Consumer Discretionary
3.8%
Materials
3.7%
Other Investments
0.3%
Liabilities in excess of other assets
(0.1)%
-5
0
5
10
15
20
25
30

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		0.3%
Materials		3.7%
Consumer Discretionary		3.8%
Communication Services		5.2%
Financials		6.4%
Consumer Staples		13.0%
Industrials		20.0%
Health Care		20.0%
Information Technology		27.7%

Top Ten Holdings (% of Total Net Assets)

Estee Lauder Cos, Inc.	2.8%
Walt Disney Co.	2.8%
Huntington Ingalls Industries, Inc.	2.8%
Applied Materials, Inc.	2.7%
Monolithic Power Systems, Inc.	2.7%
Boeing Co.	2.7%
Allegion PLC	2.6%
NIKE, Inc.	2.5%
US Bancorp	2.5%
MarketAxess Holdings, Inc.	2.5%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

VanEck Morningstar Wide Moat Fund

Class Z    Ticker: MWMZX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Morningstar Wide Moat Fund (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Z	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$31,563,109
  Number of Portfolio Holdings55
  Portfolio Turnover Rate32%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		0.3%
Materials		3.7%
Consumer Discretionary		3.8%
Communication Services		5.2%
Financials		6.4%
Consumer Staples		13.0%
Industrials		20.0%
Health Care		20.0%
Information Technology		27.7%

Top Ten Holdings (% of Total Net Assets)

Estee Lauder Cos, Inc.	2.8%
Walt Disney Co.	2.8%
Huntington Ingalls Industries, Inc.	2.8%
Applied Materials, Inc.	2.7%
Monolithic Power Systems, Inc.	2.7%
Boeing Co.	2.7%
Allegion PLC	2.6%
NIKE, Inc.	2.5%
US Bancorp	2.5%
MarketAxess Holdings, Inc.	2.5%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

VanEck Onchain Economy ETF

NODE    Ticker: NODE

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Onchain Economy ETF (the "Fund") for the period May 13, 2025 (inception of Fund) to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Onchain Economy ETF	$9Footnote Reference(a)	0.67%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full period would be higher than the amount shown.
Footnote(b)	Annualized

Key Fund Statistics

  Total Net Assets$9,066,854
  Number of Portfolio Holdings63
  Portfolio Turnover Rate12%
  Advisory Fees Paid$6,307

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
27.6%
Financials
21.2%
Crypto Exchange Traded Products
13.1%
Utilities
12.8%
Energy
9.0%
Consumer Discretionary
6.0%
Communication Services
4.1%
Real Estate
1.7%
Industrials
1.7%
Health Care
1.1%
Other Investments
0.9%
Other assets less liabilities
0.8%
0
5
10
15
20
25
30

Value	Value	Value
Other assets less liabilities		0.8%
Other Investments		0.9%
Health Care		1.1%
Industrials		1.7%
Real Estate		1.7%
Communication Services		4.1%
Consumer Discretionary		6.0%
Energy		9.0%
Utilities		12.8%
Crypto Exchange Traded Products		13.1%
Financials		21.2%
Information Technology		27.6%

Top Ten Holdings (% of Total Net Assets)

VanEck Bitcoin ETF	12.1%
Coinbase Global, Inc.	5.2%
Core Scientific, Inc.	5.0%
Robinhood Markets, Inc.	4.8%
MercadoLibre, Inc.	3.8%
Galaxy Digital, Inc.	3.3%
MicroStrategy, Inc.	2.6%
Vistra Corp.	2.1%
CompoSecure, Inc.	2.0%
NRG Energy, Inc.	2.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Item 2.	CODE OF ETHICS.

Not applicable for semi-annual reports.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

Item 6.	INVESTMENTS.

Information included in Item 7.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESSTMENT COMPANIES.

June 30, 2025
SEMI-ANNUAL FINANCIAL STATEMENTS AND
OTHER INFORMATION

CM Commodity Index Fund
Emerging Markets Bond Fund
Emerging Markets Fund
Global Resources Fund
International Investors Gold Fund
VanEck Morningstar Wide Moat Fund

800.826.2333	vaneck.com

CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Par (000’s	)	Value
Short-Term Investments: 98.5%
United States Treasury Obligations: 94.0%
United States Treasury Bills
4.06%, 10/09/25	$10,000		$9,884,097
4.13%, 10/02/25 #	20,000		19,781,934
4.13%, 11/06/25	30,000		29,559,093
4.14%, 09/25/25 #	45,000		44,550,113
4.15%, 09/11/25 #	5,000		4,957,665
4.15%, 09/18/25 #	40,000		39,630,192
4.16%, 09/04/25 #	10,000		9,923,287
4.17%, 11/13/25	25,000		24,612,988
4.17%, 12/26/25	40,000		39,188,122
4.19%, 07/31/25	30,000		29,896,675
4.20%, 11/20/25	40,000		39,348,720
4.21%, 07/17/25	30,000		29,944,667
4.21%, 12/04/25 †	35,000		34,377,788
4.21%, 12/18/25	40,000		39,222,486
4.22%, 07/24/25 #	25,000		24,933,476
4.23%, 11/28/25 #	55,000		54,055,604
4.24%, 10/16/25	40,000		39,502,212
	Par (000’s	)	Value
United States Treasury Obligations (continued)
4.28%, 08/21/25	$20,000		$19,880,504
			533,249,623

	Number of Shares		Value
Money Market Fund: 4.5%
Invesco Treasury Portfolio - Institutional Class	25,302,566		25,302,566

Total Investments Before Collateral for Securities Loaned: 98.5% (Cost: $558,577,589)			558,552,189

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $1,018)
State Street Navigator Securities Lending Government Money Market Portfolio	1,018		1,018

Total Short-Term Investments: 98.5% (Cost: $558,578,607)			558,553,207
Other assets less liabilities: 1.5%			8,383,980
NET ASSETS: 100.0%			$566,937,187

Total Return Swap Contracts

Long Exposure

Reference Obligation	Notional Amount	Counterparty	Rate paid by the Fund	Payment Frequency	Termination Date	Unrealized Appreciation/ (Depreciation)	% of Net Assets
UBS Constant Maturity Commodity Index Total Return	$565,373,000	UBS	4.79%(a)	Monthly	08/01/25	$1,188,622	0.2%

Footnotes:

#	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $84,211,794.
†	Security fully or partially on loan. Total market value of securities on loan is $23,327,784.
(a)	The rate shown reflects the rate in effect at June 30, 2025: Secured Overnight Financing Rate + 0.40%.

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
United States Treasury Obligations	$—	$533,249,623	$—	$533,249,623
Money Market Funds	25,303,584	—	—	25,303,584
Total Investments	$25,303,584	$533,249,623	$—	$558,553,207
Other Financial Instruments:
Assets
Total Return Swap Contracts	$—	$1,188,622	$—	$1,188,622

See Notes to Financial Statements

3

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Par (000’s		)	Value
CORPORATE BONDS: 12.1%
China: 1.5%
Fortune Star BVI Ltd. Reg S 5.05%, 01/27/27	USD	292		$281,420
NWD Finance BVI Ltd. Reg S
5.25% (US Treasury Yield Curve Rate T 5 Year+7.89%), 03/22/26 (o)	USD	1,171		334,632
10.13% (US Treasury Yield Curve Rate T 3 Year+6.20%), (o) †	USD	866		332,766
				948,818
Colombia: 3.0%
Ecopetrol SA
8.38%, 01/19/36	USD	251		242,343
8.88%, 01/13/33	USD	693		715,388
Geopark Ltd. Reg S 8.75%, 01/31/30	USD	557		490,595
Gran Tierra Energy, Inc. Reg S 9.50%, 10/15/29	USD	571		434,996
				1,883,322
Guyana: 0.3%
Secure International Finance Co., Inc. 144A 10.00%, 06/03/29 ¥	USD	184		184,447
Indonesia: 0.4%
Star Energy Geothermal Wayang Windu Ltd. Reg S 6.75%, 04/24/33	USD	223		227,445
Luxembourg: 1.1%
3R Lux SARL Reg S 9.75%, 02/05/31	USD	399		403,798
Ambipar Lux Sarl 144A 10.88%, 02/05/33 †	USD	321		304,169
				707,967
Mexico: 0.0%
Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d) *	USD	380		2,519
Nigeria: 0.9%
SEPLAT Energy PLC 144A 9.12%, 03/21/30	USD	578		575,072
Oman: 0.4%
EDO Sukuk Ltd. 144A 5.88%, 09/21/33 †	USD	217		222,698
Panama: 0.6%
AES Panama Generation Holdings SRL Reg S 4.38%, 05/31/30	USD	410		375,867
Paraguay: 0.8%
Frigorifico Concepcion SA Reg S 7.70%, 07/21/28 †	USD	655		509,477
Peru: 1.0%
Petroleos del Peru SA Reg S
	Par (000’s		)	Value
Peru (continued)
4.75%, 06/19/32	USD	803		$623,457
Singapore: 0.5%
Medco Maple Tree Pte Ltd. Reg S 8.96%, 04/27/29	USD	280		292,327
Thailand: 0.9%
Siam Commercial Bank PCL Reg S 4.40%, 02/11/29	USD	593		588,807
United Kingdom: 0.7%
HTA Group Ltd. 144A 7.50%, 06/04/29 †	USD	104		106,813
Trident Energy Finance PLC 144A 12.50%, 11/30/29 †	USD	319		320,304
				427,117
Total Corporate Bonds (Cost: $7,509,275)				7,569,340

GOVERNMENT OBLIGATIONS: 86.3%
Angola: 0.4%
Angolan Government International Bond 144A 8.25%, 05/09/28	USD	275		259,606
Argentina: 0.9%
Argentine Republic Government International Bond 0.12%, 07/09/30	EUR	615		570,716
Bahamas: 0.2%
Bahamas Government International Bond 144A 8.25%, 06/24/36	USD	115		116,955
Barbados: 0.2%
Barbados Government International Bond 144A 8.00%, 06/26/35	USD	125		125,663
Benin: 0.1%
Benin Government International Bond 144A 7.96%, 02/13/38	USD	39		37,034
Bolivia: 0.1%
Bolivian Government International Bond Reg S
4.50%, 03/20/28	USD	52		36,660
7.50%, 03/02/30	USD	66		45,952
				82,612
Brazil: 5.9%
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/31	BRL	8,143		1,315,915
10.00%, 01/01/35	BRL	9,345		1,419,722
Brazilian Government International Bond

See Notes to Financial Statements

4

	Par (000’s		)	Value
Brazil (continued)
3.75%, 09/12/31	USD	1,020		$921,814
				3,657,451
Cameroon: 0.3%
Republic of Cameroon International Bond Reg S 9.50%, 11/19/25	USD	168		167,686
Chile: 2.3%
Bonos de la Tesoreria de la Republica en pesos 144A Reg S
5.00%, 10/01/28	CLP	285,000		305,736
6.00%, 04/01/33	CLP	1,010,000		1,112,043
				1,417,779
China: 4.4%
China Government Bond Reg S
1.75%, 02/21/27	CNY	15,500		2,177,541
2.28%, 03/15/27	CNY	4,000		566,913
				2,744,454
Costa Rica: 0.3%
Costa Rica Government International Bond Reg S 6.12%, 02/19/31	USD	160		164,878
Czech Republic: 3.0%
Czech Republic Government Bond
2.00%, 10/13/33	CZK	25,090		1,023,042
4.90%, 04/14/34	CZK	4,350		218,674
6.00%, 02/26/26	CZK	1,600		77,571
Czech Republic Government Bond Reg S 2.40%, 09/17/25	CZK	11,850		563,313
				1,882,600
Democratic Republic of the Congo: 1.9%
Congolese International Bond Reg S 6.00%, 06/30/29 (s)	USD	1,381		1,183,699
Dominican Republic: 0.5%
Dominican Republic International Bond Reg S 6.60%, 06/01/36	USD	290		292,450
Ecuador: 2.6%
Ecuador Government International Bond Reg S
0.00%, 07/31/30 ^	USD	992		719,746
5.00%, 07/31/40 (s)	USD	342		216,127
5.50%, 07/31/35 (s)	USD	990		720,957
				1,656,830
El Salvador: 0.0%
El Salvador Government International Bond 144A 0.25%, 04/17/30	USD	377		8,477
Gabon: 2.2%
Gabon Government International Bond 144A 7.00%, 11/24/31	USD	103		82,143
	Par (000’s		)	Value
Gabon (continued)
Gabon Government International Bond Reg S
7.00%, 11/24/31	USD	775		$617,905
9.50%, 02/18/29	USD	706		646,780
				1,346,828
Ghana: 0.8%
Ghana Government International Bond Reg S 0.00%, 01/03/30 ^	USD	620		521,009
Honduras: 0.2%
Honduras Government International Bond Reg S 6.25%, 01/19/27	USD	99		99,186
Hungary: 2.8%
Hungary Government Bond
3.00%, 08/21/30	HUF	165,000		416,069
4.75%, 11/24/32	HUF	177,930		465,688
9.50%, 10/21/26	HUF	291,170		893,621
				1,775,378
Indonesia: 3.8%
Indonesia Treasury Bond
6.50%, 07/15/30	IDR	34,983,000		2,172,803
7.00%, 09/15/30	IDR	3,501,000		221,905
				2,394,708
Ivory Coast: 1.1%
Ivory Coast Government International Bond Reg S
5.75%, 12/31/32 (s)	USD	67		64,479
6.88%, 10/17/40	EUR	608		610,502
				674,981
Jamaica: 0.2%
Jamaica Government International Bond 7.62%, 07/09/25	USD	122		122,487
Kyrgyzstan: 0.2%
Kyrgyz Republic International Bond 144A 7.75%, 06/03/30	USD	155		152,908
Malaysia: 6.8%
Malaysia Government Bond
2.63%, 04/15/31	MYR	6,458		1,474,445
3.34%, 05/15/30	MYR	5,510		1,317,009
3.83%, 07/05/34	MYR	5,897		1,434,422
				4,225,876
Mexico: 3.2%
Mexican Bonos
7.75%, 11/13/42	MXN	8,720		385,434
8.00%, 11/07/47	MXN	23,470		1,039,092
8.00%, 07/31/53	MXN	12,800		561,471
				1,985,997
Morocco: 0.7%
Morocco Government International Bond Reg S 2.00%, 09/30/30	EUR	400		432,574

See Notes to Financial Statements

5

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s		)	Value
Oman: 0.6%
Oman Government International Bond 144A 6.25%, 01/25/31	USD	349		$371,119
Paraguay: 0.5%
Paraguay Government International Bond Reg S 7.90%, 02/09/31	PYG	2,360,000		285,721
Peru: 0.6%
Peru Government Bond 144A Reg S 7.60%, 08/12/39	PEN	1,303		391,451
Philippines: 2.4%
Philippine Government International Bond 6.25%, 01/14/36	PHP	86,289		1,499,885
Poland: 4.8%
Republic of Poland Government Bond
5.00%, 10/25/34	PLN	2,604		700,859
6.00%, 10/25/33	PLN	7,977		2,308,223
				3,009,082
Romania: 3.0%
Romanian Government International Bond 144A 5.88%, 07/11/32	EUR	1,055		1,250,696
Romanian Government International Bond Reg S 7.62%, 01/17/53	USD	608		615,826
				1,866,522
Saudi Arabia: 2.9%
Saudi Government International Bond 144A 3.38%, 03/05/32	EUR	1,562		1,835,970
Singapore: 0.8%
Singapore Government Bond
2.75%, 03/01/35	SGD	382		314,081
3.38%, 09/01/33	SGD	216		184,656
				498,737
South Africa: 6.2%
Republic of South Africa Government Bond
8.75%, 01/31/44	ZAR	37,739		1,734,232
8.75%, 02/28/48	ZAR	12,110		549,746
9.00%, 01/31/40	ZAR	32,832		1,605,835
				3,889,813
South Korea: 2.1%
Korea Treasury Bond
2.62%, 03/10/30	KRW	1,036,900		770,186
4.12%, 12/10/33	KRW	700,000		570,048
				1,340,234
Sri Lanka: 1.6%
Sri Lanka Government International Bond 144A
3.10%, 01/15/30 (s)	USD	296		264,140
3.60%, 06/15/35 (s)	USD	391		269,528
	Par (000’s		)	Value
Sri Lanka (continued)
Sri Lanka Government International Bond Reg S 3.60%, 06/15/35 (s)	USD	648		$446,195
				979,863
Supranational: 0.2%
Asian Infrastructure Investment Bank Reg S 4.25%, 01/27/27	PHP	8,000		139,820
Thailand: 5.8%
Thailand Government Bond
1.58%, 12/17/35	THB	27,452		844,835
2.05%, 04/17/28	THB	37,376		1,170,238
2.98%, 06/17/45	THB	43,565		1,530,336
3.39%, 06/17/37	THB	2,410		87,988
				3,633,397
Trinidad and Tobago: 0.3%
Trinidad & Tobago Government International Bond Reg S 5.95%, 01/14/31	USD	187		187,501
Tunisia: 1.0%
Tunisian Republic 3.28%, 08/09/27	JPY	100,000		638,054
Turkey: 1.5%
Turkiye Government Bond
31.08%, 11/08/28	TRY	14,943		354,706
32.60%, 02/10/27	TRY	23,329		557,070
				911,776
Uganda: 1.7%
Republic of Uganda Government Bonds
14.25%, 06/22/34	UGX	3,271,700		813,375
14.38%, 02/03/33	UGX	1,050,000		266,000
				1,079,375
United Arab Emirates: 1.4%
UAE International Government Bond Reg S 2.00%, 10/19/31	USD	981		864,748
Uruguay: 1.2%
Uruguay Government International Bond 9.75%, 07/20/33	UYU	12,920		341,775
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	15,895		396,749
				738,524
Uzbekistan: 0.3%
Republic of Uzbekistan International Bond Reg S 3.90%, 10/19/31	USD	189		167,041
Zambia: 2.3%
Zambia Government Bond
13.00%, 12/17/28	ZMW	8,500		327,203
13.00%, 01/25/31	ZMW	22,045		799,612
13.00%, 12/27/31	ZMW	890		30,832

See Notes to Financial Statements

6

	Par (000’s		)	Value
Zambia (continued)
13.00%, 03/23/32	ZMW	7,500		$256,120
				1,413,767
Total Government Obligations (Cost: $50,267,105)				53,843,222

	Number of Shares
MONEY MARKET FUND: 3.0% (Cost: $1,881,264)
Invesco Treasury Portfolio - Institutional Class		1,881,264		1,881,264

Total Investments Before Collateral for Securities Loaned: 101.4% (Cost: $59,657,644)				63,293,826

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.9%
Money Market Fund: 1.9% (Cost: $1,155,581)
State Street Navigator Securities Lending Government Money Market Portfolio	1,155,581	$1,155,581

Total Investments: 103.3% (Cost: $60,813,225)		64,449,407
Liabilities in excess of other assets: (3.3)%		(2,057,678)
NET ASSETS: 100.0%		$62,391,729

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
PYG	Paraguay Guarani
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UGX	Ugandan Shilling
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Footnotes:

(d)	Security in default
(o)	Perpetual Maturity — the date shown is the next call date
(s)	Coupon adjusts periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at June 30, 2025.
*	Non-income producing
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $1,409,191.
¥	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $8,296,972, or 13.3% of net assets.

See Notes to Financial Statements

7

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
China	$—	$948,818	$—	$948,818
Colombia	—	1,883,322	—	1,883,322
Guyana	—	—	184,447	184,447
Indonesia	—	227,445	—	227,445
Luxembourg	—	707,967	—	707,967
Mexico	—	2,519	—	2,519
Nigeria	—	575,072	—	575,072
Oman	—	222,698	—	222,698
Panama	—	375,867	—	375,867
Paraguay	—	509,477	—	509,477
Peru	—	623,457	—	623,457
Singapore	—	292,327	—	292,327
Thailand	—	588,807	—	588,807
United Kingdom	—	427,117	—	427,117
Government Obligations *	—	53,843,222	—	53,843,222
Money Market Funds	3,036,845	—	—	3,036,845
Total Investments	$3,036,845	$61,228,115	$184,447	$64,449,407

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

8

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 97.7%
Argentina: 0.9%
Grupo Financiero Galicia SA (ADR)	68,957	$3,474,743
Brazil: 8.1%
Arcos Dorados Holdings, Inc. (USD) †	210,000	1,656,900
JSL SA	2,226,100	2,478,862
MercadoLibre, Inc. (USD) *	5,600	14,636,328
NU Holdings Ltd. (USD) *	160,000	2,195,200
Rede D’Or Sao Luiz SA 144A *	840,000	5,476,211
Smartfit Escola de Ginastica e Danca SA *	874,000	3,995,906
		30,439,407
China: 24.3%
Alibaba Group Holding Ltd. (ADR)	55,000	6,237,550
ANTA Sports Products Ltd. (HKD)	225,000	2,722,449
BYD Co. Ltd. (HKD) †	415,000	6,461,559
Full Truck Alliance Co. Ltd. (ADR)	575,000	6,790,750
Galaxy Entertainment Group Ltd. (HKD)	900,000	4,011,837
H World Group Ltd. (ADR) †	50,000	1,696,000
JD.com, Inc. (ADR)	80,000	2,611,200
KE Holdings, Inc. (ADR)	400,000	7,096,000
Meituan (HKD) 144A *	230,000	3,699,788
MINISO Group Holding Ltd. (ADR) †	200,000	3,644,000
NetEase, Inc. (HKD)	254,900	6,869,392
PDD Holdings, Inc. (ADR) *	35,000	3,663,100
Ping An Bank Co. Ltd.	2,250,000	3,794,959
Prosus NV (EUR)	207,000	11,614,042
Proya Cosmetics Co. Ltd.	98,000	1,134,086
Shenzhen Inovance Technology Co. Ltd.	339,364	3,062,826
TAL Education Group (ADR) *	185,000	1,890,700
Tencent Holdings Ltd. (HKD)	148,000	9,536,470
Trip.com Group Ltd. (ADR) †	67,000	3,928,880
Xiaomi Corp. (HKD) 144A *	168,000	1,293,220
		91,758,808
Egypt: 1.1%
Commercial International Bank	2,400,000	4,078,857
Greece: 2.6%
Eurobank Ergasias Services and Holdings SA	1,240,000	4,270,908
Piraeus Financial Holdings SA	830,000	5,750,060
		10,020,968
Hungary: 1.8%
OTP Bank Nyrt	85,000	6,794,053
India: 21.0%
Aditya Birla Capital Ltd. *	1,855,000	6,000,105
Cholamandalam Investment and Finance Co. Ltd.	359,000	6,820,560
	Number of Shares	Value
India (continued)
Delhivery Ltd. *	700,000	$3,133,835
HDFC Bank Ltd.	244,000	5,692,023
HDFC Bank Ltd. (ADR)	100,000	7,667,000
Jio Financial Services Ltd. *	1,773,000	6,776,585
KEI Industries Ltd.	90,000	3,991,840
Larsen & Toubro Ltd.	78,000	3,339,584
Lemon Tree Hotels Ltd. 144A *	2,365,000	3,883,798
Oberoi Realty Ltd.	342,100	7,647,008
Phoenix Mills Ltd.	495,000	9,026,809
Reliance Industries Ltd.	880,000	15,395,644
		79,374,791
Kazakhstan: 1.9%
Kaspi.kz JSC (ADR)	84,000	7,130,760
Mexico: 1.6%
BBB Foods, Inc. (USD) *	95,000	2,637,200
Regional SAB de CV †	415,000	3,428,016
		6,065,216
Peru: 1.0%
Credicorp Ltd. (USD)	17,000	3,799,840
Philippines: 2.4%
Ayala Land, Inc.	3,800,000	1,823,442
International Container Terminal Services, Inc.	1,000,000	7,290,351
		9,113,793
Poland: 3.0%
Diagnostyka SA	51,300	2,384,119
InPost SA (EUR) *	315,000	5,242,138
Powszechna Kasa Oszczednosci Bank Polski SA	180,000	3,761,067
		11,387,324
Russia: 0.0%
Sberbank of Russia PJSC *∞	5,555,460	0
Saudi Arabia: 2.4%
Al Rajhi Bank	135,000	3,405,085
Saudi National Bank	252,000	2,426,399
United International Transportation Co.	172,000	3,321,529
		9,153,013
Singapore: 0.8%
Grab Holdings Ltd. (USD) *	576,000	2,897,280
South Korea: 4.9%
Samsung Biologics Co. Ltd. 144A *	5,000	3,669,088
SK Hynix, Inc.	69,000	14,868,227
		18,537,315
Taiwan: 12.0%
Chroma ATE, Inc.	400,000	6,056,342
Poya International Co. Ltd. *	195,000	3,351,882
Taiwan Semiconductor Manufacturing Co. Ltd.	917,000	33,534,091
Wiwynn Corp.	26,000	2,257,707
		45,200,022

See Notes to Financial Statements

9

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Tanzania: 1.2%
Helios Towers PLC (GBP) *	2,810,000	$4,690,293
Turkey: 2.3%
MLP Saglik Hizmetleri AS 144A *	810,000	6,950,952
Tofas Turk Otomobil Fabrikasi AS	364,000	1,794,098
		8,745,050
United Arab Emirates: 1.9%
Emaar Properties PJSC	853,000	3,164,322
Talabat Holding PLC	11,280,000	4,112,780
		7,277,102
United Kingdom: 2.5%
Lion Finance Group PLC	96,000	9,350,664
Total Common Stocks (Cost: $237,658,126)		369,289,299

PREFERRED SECURITIES: 3.5%
Brazil: 1.2%
Itau Unibanco Holding SA	630,000	4,284,570
South Korea: 2.3%
Samsung Electronics Co. Ltd.	237,000	8,694,323
Total Preferred Securities (Cost: $12,903,446)		12,978,893
	Number of Shares	Value
MONEY MARKET FUND: 0.8% (Cost: $3,040,764)
Invesco Treasury Portfolio - Institutional Class	3,040,764	$3,040,764

Total Investments Before Collateral for Securities Loaned: 102.0% (Cost: $253,602,336)		385,308,956

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $86,336)
State Street Navigator Securities Lending Government Money Market Portfolio	86,336	86,336

Total Investments: 102.0% (Cost: $253,688,672)		385,395,292
Liabilities in excess of other assets: (2.0)%		(7,518,244)
NET ASSETS: 100.0%		$377,877,048

Definitions:

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $7,545,239.
*	Non-income producing
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $24,973,057, or 6.6% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$3,474,743	$—	$—	$3,474,743
Brazil	30,439,407	—	—	30,439,407
China	37,558,180	54,200,628	—	91,758,808
Egypt	—	4,078,857	—	4,078,857
Greece	—	10,020,968	—	10,020,968
Hungary	—	6,794,053	—	6,794,053

See Notes to Financial Statements

10

India	$7,667,000	$71,707,791	$—	$79,374,791
Kazakhstan	7,130,760	—	—	7,130,760
Mexico	6,065,216	—	—	6,065,216
Peru	3,799,840	—	—	3,799,840
Philippines	—	9,113,793	—	9,113,793
Poland	—	11,387,324	—	11,387,324
Russia	—	—	0	0
Saudi Arabia	—	9,153,013	—	9,153,013
Singapore	2,897,280	—	—	2,897,280
South Korea	—	18,537,315	—	18,537,315
Taiwan	—	45,200,022	—	45,200,022
Tanzania	—	4,690,293	—	4,690,293
Turkey	—	8,745,050	—	8,745,050
United Arab Emirates	—	7,277,102	—	7,277,102
United Kingdom	—	9,350,664	—	9,350,664
Preferred Securities				12,978,893
Brazil	4,284,570	—	—	4,284,570
South Korea	—	8,694,323	—	8,694,323
Money Market Funds	3,127,100	—	—	3,127,100
Total Investments	$106,444,096	$278,951,196	$0	$385,395,292

See Notes to Financial Statements

11

GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.0%
Australia: 4.0%
BHP Group Ltd. (ADR)	52,300	$2,515,107
Glencore PLC (GBP)	2,978,100	11,604,586
Rio Tinto PLC (ADR)	94,600	5,518,018
		19,637,711
Belgium: 0.7%
Titan America SA (USD)	294,200	3,671,616
Brazil: 1.5%
Suzano SA *	771,100	7,268,048
Canada: 21.8%
Agnico Eagle Mines Ltd. (USD)	107,406	12,773,796
Alamos Gold, Inc. (USD)	313,300	8,321,248
ARC Resources Ltd.	121,200	2,555,280
Barrick Mining Corp. (USD)	493,445	10,273,525
Cameco Corp. (USD)	55,400	4,112,342
Capstone Copper Corp. *	844,500	5,184,520
Cenovus Energy, Inc. (USD)	139,700	1,899,920
Franco-Nevada Corp. (USD)	60,200	9,867,984
Kinross Gold Corp. (USD)	880,500	13,762,215
Nutrien Ltd. (USD) †	255,771	14,896,103
Pan American Silver Corp. (USD)	238,200	6,764,880
Suncor Energy, Inc.	203,400	7,619,191
Teck Resources Ltd. (USD)	134,700	5,439,186
West Fraser Timber Co. Ltd.	50,800	3,725,271
		107,195,461
China: 1.2%
PetroChina Co. Ltd. (HKD)	6,731,000	5,800,619
France: 4.2%
Nexans SA	47,530	6,219,736
TotalEnergies SE	239,700	14,651,105
		20,870,841
India: 0.8%
JSW Steel Ltd.	318,800	3,789,992
Jersey, Channel Islands: 1.1%
Yellow Cake PLC 144A * †	723,300	5,224,638
Liechtenstein: 0.3%
Antofagasta PLC (GBP)	59,600	1,481,826
Luxembourg: 1.5%
ArcelorMittal SA (USD) †	228,600	7,219,188
Netherlands: 3.9%
JBS NV (USD) *	1,108,450	16,194,454
OCI NV *	325,535	2,943,935
		19,138,389
South Africa: 4.2%
Anglo American PLC (GBP)	364,510	10,744,983
Gold Fields Ltd. (ADR)	288,800	6,835,896
Valterra Platinum Ltd. (GBP) *	74,002	3,250,522
		20,831,401
	Number of Shares	Value
Spain: 0.0%
Soltec Power Holdings SA * †∞	84,100	$81,976
United Kingdom: 4.9%
Shell PLC (ADR)	340,400	23,967,564
United States: 47.7%
Alcoa Corp.	201,000	5,931,510
Antero Resources Corp. *	63,700	2,565,836
Archer-Daniels-Midland Co.	81,400	4,296,292
Baker Hughes Co.	54,800	2,101,032
Ball Corp.	75,200	4,217,968
Bunge Global SA	84,100	6,751,548
Chevron Corp.	75,500	10,810,845
Commercial Metals Co.	49,200	2,406,372
ConocoPhillips	37,941	3,404,825
Corteva, Inc.	210,166	15,663,672
Diamondback Energy, Inc.	17,011	2,337,312
EQT Corp.	204,500	11,926,440
Expand Energy Corp.	99,100	11,588,754
Exxon Mobil Corp.	199,080	21,460,824
Flowco Holdings, Inc.	28,970	515,956
FMC Corp.	293,400	12,249,450
Freeport-McMoRan, Inc.	370,000	16,039,500
Graphic Packaging Holding Co. †	174,900	3,685,143
Hormel Foods Corp.	151,800	4,591,950
Kirby Corp. *	47,500	5,386,975
Marathon Petroleum Corp.	30,600	5,082,966
MasTec, Inc. *	17,700	3,016,611
Mosaic Co.	165,800	6,048,384
MP Materials Corp. * †	172,200	5,729,094
Newmont Corp.	199,055	11,596,944
Ormat Technologies, Inc. †	132,740	11,118,302
Permian Resources Corp.	186,974	2,546,586
Phillips 66	83,800	9,997,340
Solaris Energy Infrastructure, Inc.	54,500	1,541,805
Steel Dynamics, Inc.	18,000	2,304,180
Tyson Foods, Inc.	165,000	9,230,100
Valero Energy Corp.	75,800	10,189,036
Weyerhaeuser Co.	321,300	8,254,197
		234,587,749
Zambia: 1.2%
First Quantum Minerals Ltd. (CAD) *	346,300	6,151,641
Total Common Stocks (Cost: $385,606,646)		486,918,660

MONEY MARKET FUND: 2.2% (Cost: $10,997,389)
Invesco Treasury Portfolio - Institutional Class	10,997,389	10,997,389

Total Investments Before Collateral for Securities Loaned: 101.2% (Cost: $396,604,035)		497,916,049

See Notes to Financial Statements

12

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.3%
Money Market Fund: 3.3% (Cost: $16,233,441)
State Street Navigator Securities Lending Government Money Market Portfolio	16,233,441	$16,233,441

Total Investments: 104.5% (Cost: $412,837,476)		514,149,490
Liabilities in excess of other assets: (4.5)%		(21,950,838)
NET ASSETS: 100.0%		$492,198,652

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $29,254,777.
¥	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $5,224,638, or 1.1% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$8,033,125	$11,604,586	$—	$19,637,711
Belgium	3,671,616	—	—	3,671,616
Brazil	7,268,048	—	—	7,268,048
Canada	107,195,461	—	—	107,195,461
China	—	5,800,619	—	5,800,619
France	—	20,870,841	—	20,870,841
India	—	3,789,992	—	3,789,992
Jersey, Channel Islands	—	5,224,638	—	5,224,638
Liechtenstein	—	1,481,826	—	1,481,826
Luxembourg	7,219,188	—	—	7,219,188
Netherlands	16,194,454	2,943,935	—	19,138,389
South Africa	10,086,418	10,744,983	—	20,831,401
Spain	—	—	81,976	81,976
United Kingdom	23,967,564	—	—	23,967,564
United States	234,587,749	—	—	234,587,749
Zambia	6,151,641	—	—	6,151,641
Money Market Funds	27,230,830	—	—	27,230,830
Total Investments	$451,606,094	$62,461,420	$81,976	$514,149,490

See Notes to Financial Statements

13

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 95.4%
Australia: 9.8%
Emerald Resources NL * †	4,696,751	$12,257,429
Northern Star Resources Ltd.	2,567,308	31,711,743
Perseus Mining Ltd.	1,498,800	3,404,058
Predictive Discovery Ltd. *	82,421,400	21,056,972
Spartan Resources Ltd. *	13,656,149	18,060,430
Westgold Resources Ltd. (CAD) *	3,960,687	7,445,830
		93,936,462
Brazil: 4.6%
Wheaton Precious Metals Corp. (USD)	488,993	43,911,571
Canada: 62.5%
Agnico Eagle Mines Ltd. (USD)	748,448	89,012,921
Alamos Gold, Inc. (USD)	2,189,223	58,145,763
Allied Gold Corp. *	402,256	5,399,846
Artemis Gold, Inc. *	870,800	15,839,703
Barrick Mining Corp. (USD)	1,442,000	30,022,440
Bear Creek Mining Corp. * ø	948,000	146,194
Franco-Nevada Corp. (USD) †	267,600	43,864,992
G Mining Ventures Corp. *	2,959,525	38,641,714
Galway Metals, Inc. *	5,301,789	1,518,412
Kinross Gold Corp. (USD)	3,628,218	56,709,047
Liberty Gold Corp. * ‡	42,261,334	10,086,237
Lundin Gold, Inc.	1,028,900	54,325,618
MAG Silver Corp.	1,053,800	22,387,688
OceanaGold Corp.	1,586,000	22,385,107
Omai Gold Mines Corp. *	17,369,500	7,015,403
OR Royalties, Inc. (USD) †	1,400,000	35,994,000
Pan American Silver Corp. (USD)	1,309,600	37,192,640
Skeena Resources Ltd. * †	1,264,550	20,113,937
Snowline Gold Corp. *	2,462,000	15,114,610
Torex Gold Resources, Inc. *	675,800	22,044,455
Troilus Gold Corp. *	15,129,400	7,888,286
West Point Gold Corp. * ‡	7,015,500	1,931,935
West Red Lake Gold Mines Ltd. * †	9,897,600	6,178,050
		601,958,998
Ghana: 0.6%
Galiano Gold, Inc. (CAD) *	4,535,230	5,761,665
Ivory Coast: 2.6%
Montage Gold Corp. (CAD) *	7,705,300	25,519,297
South Africa: 3.5%
Gold Fields Ltd. (ADR)	1,406,000	33,280,020
United Kingdom: 5.0%
Anglogold Ashanti PLC (USD)	1,065,000	48,532,050
United States: 6.8%
Newmont Corp.	971,283	56,586,948
Royal Gold, Inc.	52,500	9,336,600
		65,923,548
Total Common Stocks (Cost: $396,144,051)		918,823,611
	Number of Shares	Value
WARRANTS: 0.0%
Canada: 0.0%
Liberty Gold Corp., CAD 0.45, exp. 05/17/26* ‡∞ ø	6,624,810	$188,667
West Point Gold Corp., CAD 0.55, exp. 06/10/27* ‡ ø	3,507,750	407,252

Total Warrants (Cost: $470,886)		595,919

EXCHANGE TRADED FUND: 4.1%(a) (Cost: $26,027,264)
United States: 4.1%
SPDR Gold MiniShares Trust *	608,000	39,836,160

MONEY MARKET FUND: 0.4% (Cost: $3,534,766)
Invesco Treasury Portfolio - Institutional Class	3,534,766	3,534,766

Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $426,176,967)		962,790,456

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.4%
Money Market Fund: 1.4% (Cost: $13,012,811)
State Street Navigator Securities Lending Government Money Market Portfolio	13,012,811	13,012,811

Total Investments: 101.3% (Cost: $439,189,778)		975,803,267
Liabilities in excess of other assets: (1.3)%		(12,504,475)
NET ASSETS: 100.0%		$963,298,792

See Notes to Financial Statements

14

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $56,676,664.
*	Non-income producing
ø	Restricted Security – the aggregate value of restricted securities is $742,113, or 0.1% of net assets
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov or on the fund’s webpage.

Restricted securities held by the Fund as of June 30, 2025 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Bear Creek Mining Corp.	08/15/2005	948,000	$2,824,202	$146,194	0.0%
Liberty Gold Corp. *	05/17/2024	6,624,810	0	188,667	0.0%
West Point Gold Corp. *	06/11/2025	3,507,750	470,886	407,252	0.1%
			$3,295,088	$742,113	0.1%

Footnotes:

*	Warrants

Transactions in securities of affiliates for the period ended June 30, 2025 were as follows:

	Value 12/31/2024	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Dividend Income
Galway Metals, Inc.	$1,954,815	$–	$–	$–	$(436,403)	$–(a)	$–
Liberty Gold Corp.	6,148,768	5,624,767	(545,600)	(758,775)	(382,923)	10,086,237	–
Liberty Gold Corp.	1,957,439	–	(5,624,767)	–	3,667,328	–	–
Liberty Gold Corp.*ø	166,301	–	–	–	22,366	188,667	–
Thesis Gold, Inc.	4,537,662	–	(5,475,890)	(4,228,278)	5,166,506	–	–
West Point Gold Corp.*ø	–	–	–	–	407,252	407,252	–
West Point Gold Corp.	–	–	–	–	1,931,935	1,931,935	–
Total	$14,764,985	$5,624,767	$(11,646,257)	$(4,987,053)	$10,376,061	$12,614,091	$–

Footnotes:

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.
ø	Restricted Security.
*	Warrants

See Notes to Financial Statements

15

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$7,445,830	$86,490,632	$—	$93,936,462
Brazil	43,911,571	—	—	43,911,571
Canada	601,812,804	146,194	—	601,958,998
Ghana	5,761,665	—	—	5,761,665
Ivory Coast	25,519,297	—	—	25,519,297
South Africa	33,280,020	—	—	33,280,020
United Kingdom	48,532,050	—	—	48,532,050
United States	65,923,548	—	—	65,923,548
Warrants
Canada	—	407,252	188,667	595,919
Exchange Traded Fund	39,836,160	—	—	39,836,160
Money Market Funds	16,547,577	—	—	16,547,577
Total Investments	$888,570,522	$87,044,078	$188,667	$975,803,267

See Notes to Financial Statements

16

VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Banks: 2.5%
US Bancorp	17,392	$786,988
Capital Goods: 15.3%
Allegion PLC	5,718	824,078
Boeing Co. *	4,014	841,054
Caterpillar, Inc.	1,082	420,043
Huntington Ingalls Industries, Inc.	3,594	867,807
IDEX Corp.	4,127	724,577
Masco Corp.	6,078	391,180
Nordson Corp.	1,766	378,578
Northrop Grumman Corp.	788	393,984
		4,841,301
Commercial & Professional Services: 2.4%
TransUnion	8,765	771,320
Consumer Discretionary Distribution & Retail: 1.3%
Amazon.com, Inc. *	1,811	397,315
Consumer Durables & Apparel: 2.5%
NIKE, Inc.	11,301	802,823
Financial Services: 3.9%
Charles Schwab Corp.	4,934	450,178
MarketAxess Holdings, Inc.	3,495	780,573
		1,230,751
Food, Beverage & Tobacco: 7.8%
Brown-Forman Corp. †	10,876	292,673
Constellation Brands, Inc.	4,263	693,505
Hershey Co.	2,320	385,004
Mondelez International, Inc.	5,806	391,557
PepsiCo, Inc.	2,980	393,479
The Campbell’s Co.	9,545	292,554
		2,448,772
Health Care Equipment & Services: 5.9%
GE HealthCare Technologies, Inc.	9,768	723,516
Veeva Systems, Inc. *	1,579	454,720
Zimmer Biomet Holdings, Inc.	7,673	699,854
		1,878,090
Household & Personal Products: 5.2%
Clorox Co.	3,037	364,653
Estee Lauder Cos, Inc.	11,078	895,102
Kenvue, Inc.	18,181	380,528
		1,640,283
Materials: 3.7%
Corteva, Inc.	6,172	459,999
International Flavors & Fragrances, Inc.	9,477	697,034
		1,157,033
	Number of Shares	Value
Media & Entertainment: 5.2%
Alphabet, Inc.	4,359	$768,187
Walt Disney Co.	6,998	867,822
		1,636,009
Pharmaceuticals, Biotechnology & Life Sciences: 14.1%
Agilent Technologies, Inc.	6,347	749,009
Amgen, Inc.	1,335	372,745
Bristol-Myers Squibb Co.	7,903	365,830
Danaher Corp.	3,701	731,096
Merck & Co., Inc.	4,882	386,459
Pfizer, Inc.	30,024	727,782
Thermo Fisher Scientific, Inc.	948	384,376
West Pharmaceutical Services, Inc.	3,370	737,356
		4,454,653
Semiconductors & Semiconductor Equipment: 13.3%
Applied Materials, Inc.	4,692	858,965
Lam Research Corp.	4,673	454,870
Microchip Technology, Inc.	6,762	475,842
Monolithic Power Systems, Inc.	1,159	847,669
NXP Semiconductors NV	3,562	778,261
Teradyne, Inc.	8,605	773,762
		4,189,369
Software & Services: 14.4%
Adobe, Inc. *	1,766	683,230
Autodesk, Inc. *	1,456	450,734
Cadence Design Systems, Inc. *	1,506	464,074
Manhattan Associates, Inc. *	2,186	431,670
Microsoft Corp.	950	472,540
Oracle Corp.	2,383	520,995
Salesforce, Inc.	2,719	741,444
Synopsys, Inc. *	830	425,524
Workday, Inc. *	1,531	367,440
		4,557,651
Transportation: 2.3%
United Parcel Service, Inc.	7,041	710,719

Total Common Stocks (Cost: $29,992,723)		31,503,077

MONEY MARKET FUND: 0.3% (Cost: $94,650)
Invesco Treasury Portfolio - Institutional Class	94,650	94,650

Total Investments: 100.1% (Cost: $30,087,373)		31,597,727
Liabilities in excess of other assets: (0.1)%		(34,618)
NET ASSETS: 100.0%		$31,563,109

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $273,352.

See Notes to Financial Statements

17

VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$31,503,077	$—	$—	$31,503,077
Money Market Fund	94,650	—	—	94,650
Total Investments	$31,597,727	$—	$—	$31,597,727

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

18

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2025 (unaudited)

	CM Commodity Index Fund (a)	Emerging Markets Bond Fund	Emerging Markets Fund	Global Resources Fund
Assets:
Investments, at value (1) (2)	$558,552,189	$63,293,826	$385,308,956	$497,916,049
Short-term investments held as collateral for securities loaned (3)	1,018	1,155,581	86,336	16,233,441
Total return swap contracts, at value	1,188,622	—	—	—
Cash	8,126,371	181,393	—	—
Cash denominated in foreign currency, at value (4)	—	2,179	111,874	8,309
Receivables:
Investment securities sold	—	—	561,425	—
Shares of beneficial interest sold	1,443,339	150,749	179,598	224,007
Dividends and interest	84,083	1,464,702	581,980	903,756
Foreign tax refund	—	—	424,520	—
Prepaid expenses	797	117	975	1,004
Other assets	14,298	—	—	—
Total assets	569,410,717	66,248,547	387,255,664	515,286,566
Liabilities:
Payables:
Shares of beneficial interest redeemed	1,667,107	2,514,320	134,931	5,251,772
Collateral for securities loaned	1,018	1,155,581	86,336	16,233,441
Due to Adviser	208,071	28,702	191,179	338,241
Due to Distributor	4,496	1,927	9,067	23,340
Deferred Trustee fees	488,102	32,946	1,495,742	653,580
Accrued expenses	104,736	123,342	7,461,361	587,540
Total liabilities	2,473,530	3,856,818	9,378,616	23,087,914
NET ASSETS	$566,937,187	$62,391,729	$377,877,048	$492,198,652
Net Assets consist of:
Aggregate paid-in capital	$548,288,061	$93,798,517	$563,223,660	$1,291,109,259
Total distributable earnings (loss)	18,649,126	(31,406,788)	(185,346,612)	(798,910,607)
NET ASSETS	$566,937,187	$62,391,729	$377,877,048	$492,198,652
(1) Includes Investment in securities on loan, at market value	$23,327,784	$1,409,191	$7,545,239	$29,254,777
(2) Cost of investments	$558,577,589	$59,657,644	$253,602,336	$396,604,035
(3) Cost of short-term investments held as collateral for securities loaned	$1,018	$1,155,581	$86,336	$16,233,441
(4) Cost of cash denominated in foreign currency	$—	$2,196	$110,555	$8,165

Class A Shares:
Net Assets	$21,760,798	$9,630,631	$46,001,139	$114,515,253
Shares of beneficial interest outstanding	323,469	1,740,829	2,997,142	2,773,745
Net asset value and redemption price per share	$67.27	$5.53	$15.35	$41.29
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$71.38	$5.87	$16.28	$43.80

Class I Shares:
Net Assets	$105,664,328	$11,556,319	$41,449,392	$267,605,231
Shares of beneficial interest outstanding	1,508,703	2,099,133	2,522,615	6,139,938
Net asset value and redemption price per share	$70.04	$5.51	$16.43	$43.58

Class Y Shares:
Net Assets	$439,512,061	$41,204,779	$217,704,262	$110,078,168
Shares of beneficial interest outstanding	6,307,962	7,430,584	13,874,415	2,606,772
Net asset value and redemption price per share	$69.68	$5.55	$15.69	$42.23

Class Z Shares:
Net Assets	N/A	N/A	$72,722,255	N/A
Shares of beneficial interest outstanding	N/A	N/A	4,409,984	N/A
Net asset value and redemption price per share	N/A	N/A	$16.49	N/A

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

19

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2025 (unaudited)

	International Investors Gold Fund (a)	Morningstar Wide Moat Fund
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$950,176,365	$31,597,727
Affiliated issuers (3)	12,614,091	—
Short-term investments held as collateral for securities loaned (4)	13,012,811	—
Cash	39,111	3,009
Cash denominated in foreign currency, at value (5)	239,223	—
Receivables:
Shares of beneficial interest sold	2,004,392	—
Due from Adviser	—	4,176
Dividends and interest	22,521	48,289
Prepaid expenses	27,777	137
Other assets	78,221	4,756
Total assets	978,214,512	31,658,094
Liabilities:
Payables:
Shares of beneficial interest redeemed	291,238	18,802
Collateral for securities loaned	13,012,811	—
Due to Adviser	524,692	—
Due to Distributor	119,265	—
Deferred Trustee fees	674,518	14,372
Accrued expenses	293,196	61,811
Total liabilities	14,915,720	94,985
NET ASSETS	$963,298,792	$31,563,109
Net Assets consist of:
Aggregate paid-in capital	$702,517,241	$28,712,080
Total distributable earnings	260,781,551	2,851,029
NET ASSETS	$963,298,792	$31,563,109
(1) Includes Investment in securities on loan, at market value	$56,676,664	$273,352
(2) Cost of investments - Unaffiliated issuers	$409,487,583	$30,087,373
(3) Cost of investments - Affiliated issuers	$16,689,384	$—
(4) Cost of short-term investments held as collateral for securities loaned	$13,012,811	$—
(5) Cost of cash denominated in foreign currency	$239,131	$—

See Notes to Financial Statements

20

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2025 (unaudited) (continued)

	International Investors Gold Fund (a)	Morningstar Wide Moat Fund
Class A Shares:
Net Assets	$395,346,082	N/A
Shares of beneficial interest outstanding	24,191,608	N/A
Net asset value and redemption price per share	$16.34	N/A
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$17.34	N/A

Class C Shares:
Net Assets	$44,633,027	N/A
Shares of beneficial interest outstanding	3,419,228	N/A
Net asset value and redemption price per share (Redemption may be subject to a contingent deferred sales charge within one year of ownership)	$13.05	N/A

Class I Shares:
Net Assets	$148,439,787	$3,185,413
Shares of beneficial interest outstanding	6,399,703	97,102
Net asset value and redemption price per share	$23.19	$32.80

Class Y Shares:
Net Assets	$374,879,896	N/A
Shares of beneficial interest outstanding	22,081,925	N/A
Net asset value and redemption price per share .	$16.98	N/A

Class Z Shares:
Net Assets	N/A	$28,377,696
Shares of beneficial interest outstanding	N/A	880,507
Net asset value and redemption price per share	N/A	$32.23

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

21

VANECK FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2025 (unaudited)

	CM Commodity Index Fund(a)	Emerging Markets Bond Fund	Emerging Markets Fund(b)	Global Resources Fund(b)
Income:
Dividends - unaffiliated issuers	$386,008	$28,053	$4,213,154	$10,936,380
Interest	11,428,734	2,807,986	—	—
Securities lending income	45,799	14,707	6,458	35,644
Net foreign taxes withheld	—	(32,776)	(379,931)	(329,627)
Total income	11,860,541	2,817,970	3,839,681	10,642,397
Expenses:
Management fees	1,794,517	252,173	1,418,416	2,308,560
Administration fees	—	—	472,805	—
Distribution fees – Class A	26,116	11,118	48,177	131,333
Distribution fees – Class C	—	—	16,619	21,807
Transfer agent fees – Class A	30,689	16,172	47,413	120,680
Transfer agent fees – Class C	—	—	8,550	9,981
Transfer agent fees – Class I	65,395	15,835	19,466	125,456
Transfer agent fees – Class Y	340,812	33,220	136,276	94,494
Transfer agent fees – Class Z	—	—	8,059	—
Custodian fees	13,089	13,412	91,020	21,938
Professional fees	52,530	40,933	57,042	45,465
Registration fees – Class A	8,352	7,735	5,519	7,889
Registration fees – Class C	—	—	5,127	5,951
Registration fees – Class I	8,429	7,422	4,931	6,000
Registration fees – Class Y	18,956	6,919	8,236	5,720
Registration fees – Class Z	—	—	7,128	—
Reports to shareholders	42,189	10,197	19,814	22,107
Insurance	16,960	7,927	17,309	24,860
Trustees’ fees and expenses	59,387	7,294	45,327	55,527
Interest	—	10,420	5,492	153
Taxes	—	185	185	185
Other	8,471	4,108	10,577	10,554
Total expenses	2,485,892	445,070	2,453,488	3,018,660
Expenses assumed by the Adviser	(554,052)	(130,919)	(337,089)	(352,648)
Net expenses	1,931,840	314,151	2,116,399	2,666,012
Net investment income	9,928,701	2,503,819	1,723,282	7,976,385
Net realized gain (loss) on:
Investments - unaffiliated issuers (1)(3)	681	(1,333,788)	5,975,890	21,809,571
Swap contracts	7,929,373	—	—	—
Forward foreign currency contracts	—	(27,259)	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	(110,697)	(75,348)	43,365
Net realized gain (loss)	7,930,054	(1,471,744)	5,900,542	21,852,936
Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (2)	(262,794)	5,415,614	49,839,888	31,873,693
Swap contracts	(3,303,710)	—	—	—
Foreign currency translations and foreign denominated assets and liabilities	—	91,227	3,212	37,154
Net change in unrealized appreciation (depreciation)	(3,566,504)	5,506,841	49,843,100	31,910,847
Net increase in net assets resulting from operations	$14,292,251	$6,538,916	$57,466,924	$61,740,168
(1) Net of foreign taxes	$—	$1,290	$47,177	$—
(2) Net change in accrued foreign taxes	$—	$(2,664)	$(1,133,238)	$(10,988)
(3) Includes foreign capital gains tax refund	$—	$—	$424,520	$—

(a)	Consolidated Statement of Operations
(b)	Class C shares were terminated effective April 30, 2025. See Note 14.

See Notes to Financial Statements

22

VANECK FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2025 (unaudited)

	International Investors Gold Fund(a)	Morningstar Wide Moat Fund
Income:
Dividends - unaffiliated issuers	$5,886,836	$286,078
Securities lending income	62,902	83
Net foreign taxes withheld	(656,122)	(1,091)
Total income	5,293,616	285,070
Expenses:
Management fees	2,893,886	68,337
Administration fees	1,021,564	—
Distribution fees – Class A	425,944	—
Distribution fees – Class C	193,444	—
Transfer agent fees – Class A	203,794	—
Transfer agent fees – Class C	30,182	—
Transfer agent fees – Class I	66,903	8,414
Transfer agent fees – Class Y	142,806	—
Transfer agent fees – Class Z	—	7,757
Custodian fees	23,748	8,429
Professional fees	49,581	41,239
Registration fees – Class A	7,672	—
Registration fees – Class C	7,659	—
Registration fees – Class I	6,744	8,742
Registration fees – Class Y	15,714	—
Registration fees – Class Z	—	8,693
Reports to shareholders	26,930	7,384
Insurance	24,906	3,132
Trustees’ fees and expenses	85,522	4,397
Interest	11,678	305
Taxes	185	185
Other	11,671	2,106
Total expenses	5,250,533	169,120
Expenses assumed by the Adviser	(66,574)	(92,520)
Net expenses	5,183,959	76,600
Net investment income	109,657	208,470
Net realized gain (loss) on:
Investments - unaffiliated issuers	62,392,168	691,734
Investments - affiliated issuers	(4,987,053)	—
Foreign currency transactions and foreign denominated assets and liabilities	(84,010)	—
Net realized gain	57,321,105	691,734
Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	298,029,446	(541,142)
Investments - affiliated issuers	10,376,061	—
Foreign currency translations and foreign denominated assets and liabilities	(3,651)	—
Net change in unrealized appreciation (depreciation)	308,401,856	(541,142)
Net increase in net assets resulting from operations	$365,832,618	$359,062

(a)	Consolidated Statement of Operations

See Notes to Financial Statements

23

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CM Commodity Index Fund (a)		Emerging Markets Bond Fund
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$9,928,701	$24,186,731	$2,503,819	$6,098,324
Net realized gain (loss)	7,930,054	(20,727,880)	(1,471,744)	1,050,687
Net change in unrealized appreciation (depreciation)	(3,566,504)	21,608,759	5,506,841	(4,893,505)
Net increase in net assets resulting from operations	14,292,251	25,067,610	6,538,916	2,255,506
Distributions to shareholders from:
Distributable earnings
Class A	—	(479,529)	(345,999)	(511,636)
Class I	—	(3,963,544)	(557,235)	(1,959,847)
Class Y	—	(14,307,117)	(1,604,113)	(3,300,154)
Total distributions	—	(18,750,190)	(2,507,347)	(5,771,637)
Share transactions:
Proceeds from sale of shares
Class A	17,103,165	6,360,660	788,199	4,711,050
Class I	21,189,940	51,143,370	1,622,899	5,052,356
Class Y	83,163,976	157,720,277	4,952,694	19,708,713
	121,457,081	215,224,307	7,363,792	29,472,119
Reinvestment of distributions
Class A	—	462,491	298,175	440,576
Class I	—	2,001,008	542,969	1,913,920
Class Y	—	14,212,204	1,569,055	3,177,378
	—	16,675,703	2,410,199	5,531,874
Cost of shares redeemed
Class A	(10,911,725)	(17,968,790)	(462,569)	(4,984,898)
Class I	(24,444,762)	(80,122,821)	(9,272,303)	(17,205,456)
Class Y	(72,154,471)	(96,593,613)	(13,884,968)	(22,110,283)
	(107,510,958)	(194,685,224)	(23,619,840)	(44,300,637)
Net increase (decrease) in net assets resulting from share transactions	13,946,123	37,214,786	(13,845,849)	(9,296,644)
Total increase (decrease) in net assets	28,238,374	43,532,206	(9,814,280)	(12,812,775)
Net Assets, beginning of period	538,698,813	495,166,607	72,206,009	85,018,784
Net Assets, end of period	$566,937,187	$538,698,813	$62,391,729	$72,206,009

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

24

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Emerging Markets Fund		Global Resources Fund
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$1,723,282	$2,856,586	$7,976,385	$16,327,995
Net realized gain	5,900,542	32,998,852	21,852,936	28,447,531
Net change in unrealized appreciation (depreciation)	49,843,100	(30,894,024)	31,910,847	(60,698,107)
Net increase (decrease) in net assets resulting from operations	57,466,924	4,961,414	61,740,168	(15,922,581)
Distributions to shareholders from:
Distributable earnings
Class A	—	(351,943)	—	(3,092,713)
Class C	—	—	—	(165,232)
Class I	—	(1,143,128)	—	(9,153,502)
Class Y	—	(3,663,155)	—	(3,889,124)
Class Z	—	(963,107)	—	—
Total distributions	—	(6,121,333)	—	(16,300,571)
Share transactions*:
Proceeds from sale of shares
Class A	7,916,951	6,563,272	8,875,256	16,452,823
Class C	28,086	160,671	109,075	464,278
Class I	1,845,257	10,899,994	15,971,842	16,176,902
Class Y	19,738,993	44,863,133	4,188,440	17,521,085
Class Z	12,148,583	18,381,869	—	—
	41,677,870	80,868,939	29,144,613	50,615,088
Reinvestment of distributions
Class A	—	324,274	—	2,867,829
Class C	—	—	—	142,909
Class I	—	740,695	—	5,080,210
Class Y	—	3,013,202	—	3,356,323
Class Z	—	115,188	—	—
	—	4,193,359	—	11,447,271
Cost of shares redeemed
Class A	(5,370,605)	(34,788,559)	(9,579,699)	(28,122,482)
Class C	(5,434,621)	(3,639,275)	(7,045,289)	(3,099,738)
Class I	(34,729,953)	(265,596,573)	(42,693,917)	(103,791,525)
Class Y	(71,880,987)	(129,696,947)	(30,698,684)	(78,000,945)
Class Z	(6,690,485)	(31,471,020)	—	—
	(124,106,651)	(465,192,374)	(90,017,589)	(213,014,690)
Net decrease in net assets resulting from share transactions	(82,428,781)	(380,130,076)	(60,872,976)	(150,952,331)
Total increase (decrease) in net assets	(24,961,857)	(381,289,995)	867,192	(183,175,483)
Net Assets, beginning of period	402,838,905	784,128,900	491,331,460	674,506,943
Net Assets, end of period	$377,877,048	$402,838,905	$492,198,652	$491,331,460

*	Class C shares were terminated effective April 30, 2025. See Note 14.

See Notes to Financial Statements

25

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	International Investors Gold Fund (a)		Morningstar Wide Moat Fund
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$109,657	$(603,153)	$208,470	$408,415
Net realized gain	57,321,105	147,174,045	691,734	3,311,506
Net change in unrealized appreciation (depreciation)	308,401,856	(39,202,841)	(541,142)	(542,290)
Net increase in net assets resulting from operations	365,832,618	107,368,051	359,062	3,177,631
Distributions to shareholders from:
Distributable earnings
Class A	—	(18,577,801)	—	—
Class C	—	(2,397,304)	—	—
Class I	—	(6,424,366)	—	(418,586)
Class Y	—	(17,604,330)	—	—
Class Z	—	—	—	(2,630,235)
Total distributions	—	(45,003,801)	—	(3,048,821)
Share transactions:
Proceeds from sale of shares
Class A	27,949,340	38,559,784	—	—
Class C	2,985,079	1,943,832	—	—
Class I	19,681,244	22,606,015	20,829	1,630,230
Class Y	42,364,704	58,789,454	—	—
Class Z	—	—	2,174,304	10,598,402
	92,980,367	121,899,085	2,195,133	12,228,632
Reinvestment of distributions
Class A	—	17,138,452	—	—
Class C	—	2,335,363	—	—
Class I	—	6,296,394	—	418,586
Class Y	—	15,176,456	—	—
Class Z	—	—	—	2,630,235
	—	40,946,665	—	3,048,821
Cost of shares redeemed
Class A	(45,140,382)	(69,712,974)	—	—
Class C	(5,309,145)	(9,235,408)	—	—
Class I	(50,757,386)	(87,702,156)	(860,710)	(4,206,640)
Class Y	(54,292,236)	(129,893,908)	—	—
Class Z	—	—	(2,125,023)	(3,456,050)
	(155,499,149)	(296,544,446)	(2,985,733)	(7,662,690)
Net increase (decrease) in net assets resulting from share transactions	(62,518,782)	(133,698,696)	(790,600)	7,614,763
Total increase (decrease) in net assets	303,313,836	(71,334,446)	(431,538)	7,743,573
Net Assets, beginning of period	659,984,956	731,319,402	31,994,647	24,251,074
Net Assets, end of period	$963,298,792	$659,984,956	$31,563,109	$31,994,647

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

26

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A (a)
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$65.61		$64.86	$69.15	$75.75	$69.90	$69.15
Net investment income (loss) (b)	1.12		2.86	2.73	0.30	(0.75)	(0.15)
Net realized and unrealized gain (loss) on investments	0.54		0.04	(4.70)	11.10	23.55	0.92 (c)
Total from investment operations	1.66		2.90	(1.97)	11.40	22.80	0.77
Distributions from:
Net investment income	—		(2.15)	(2.32)	(18.00)	(16.95)	(0.02)
Net asset value, end of period	$67.27		$65.61	$64.86	$69.15	$75.75	$69.90
Total return (d)	2.53%		4.51%	(2.87)%	15.29%	32.96%	1.11%

Ratios to average net assets
Gross expenses	1.34	%(e)	1.31%	1.32%	1.36%	1.38%	1.41%
Net expenses	0.95	%(e)	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss)	3.35	%(e)	4.25%	4.00%	0.39%	(0.91)%	(0.28)%
Supplemental data
Net assets, end of period (in millions)	$22		$15	$26	$22	$31	$22
Portfolio turnover rate (f)	—%		—%	—%	—%	—%	—%

(a)	On September 11, 2023, the Fund effected a 1 for 15 reverse share split (See Note 12). Per share data prior to this date has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover is not annualized.

See Notes to Financial Statements

27

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I (a)
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$68.21		$67.42	$71.85	$78.00	$71.70	$70.65
Net investment income (loss) (b)	1.26		3.17	3.00	0.60	(0.60)	—
Net realized and unrealized gain (loss) on investments	0.57		0.06	(4.88)	11.55	24.15	1.07 (c)
Total from investment operations	1.83		3.23	(1.88)	12.15	23.55	1.07
Distributions from:
Net investment income	—		(2.44)	(2.55)	(18.30)	(17.25)	(0.02)
Net asset value, end of period	$70.04		$68.21	$67.42	$71.85	$78.00	$71.70
Total return (d)	2.68%		4.83%	(2.63)%	15.87%	33.07%	1.51%

Ratios to average net assets
Gross expenses	0.86	%(e)	0.84%	0.89%	0.92%	0.90%	0.93%
Net expenses	0.65	%(e)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	3.65	%(e)	4.53%	4.24%	0.72%	(0.61)%	(0.10)%
Supplemental data
Net assets, end of period (in millions)	$106		$106	$131	$234	$295	$193
Portfolio turnover rate (f)	—%		—%	—%	—%	—%	—%

(a)	On September 11, 2023, the Fund effected a 1 for 15 reverse share split (See Note 12). Per share data prior to this date has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover is not annualized.

See Notes to Financial Statements

28

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y (a)
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$67.87		$67.09	$71.55	$77.70	$71.40	$70.50
Net investment income (loss) (b)	1.24		3.12	2.99	0.60	(0.60)	—
Net realized and unrealized gain (loss) on investments	0.57		0.06	(4.96)	11.55	24.15	0.92 (c)
Total from investment operations	1.81		3.18	(1.97)	12.15	23.55	0.92
Distributions from:
Net investment income	—		(2.40)	(2.49)	(18.30)	(17.25)	(0.02)
Net asset value, end of period	$69.68		$67.87	$67.09	$71.55	$77.70	$71.40
Total return (d)	2.67%		4.78%	(2.77)%	15.87%	33.14%	1.30%

Ratios to average net assets
Gross expenses	0.89	%(e)	0.91%	0.93%	1.00%	0.98%	1.03%
Net expenses	0.70	%(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	3.60	%(e)	4.47%	4.24%	0.70%	(0.64)%	0.00%
Supplemental data
Net assets, end of period (in millions)	$440		$417	$339	$323	$330	$209
Portfolio turnover rate (f)	—%		—%	—%	—%	—%	—%

(a)	On September 11, 2023, the Fund effected a 1 for 15 reverse share split (See Note 12). Per share data prior to this date has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover is not annualized.

See Notes to Financial Statements

29

EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$5.20		$5.38	$5.21	$6.07	$6.67	$6.44
Net investment income (a)	0.20		0.40	0.36	0.39	0.31	0.39
Net realized and unrealized gain (loss) on investments	0.33		(0.26)	0.18	(0.87)	(0.60)	0.26
Total from investment operations	0.53		0.14	0.54	(0.48)	(0.29)	0.65
Distributions from:
Net investment income	(0.20)		(0.32)	(0.25)	(0.19)	(0.23)	(0.31)
Return of capital	—		—	(0.12)	(0.19)	(0.08)	(0.11)
Total distributions	(0.20)		(0.32)	(0.37)	(0.38)	(0.31)	(0.42)
Net asset value, end of period	$5.53		$5.20	$5.38	$5.21	$6.07	$6.67
Total return (b)	10.51%		2.71%	10.70%	(7.73)%	(4.43)%	11.24%

Ratios to average net assets
Gross expenses	1.89	%(c)	1.83%	2.08%	2.55%	2.33%	2.30%
Net expenses	1.23	%(c)	1.21%	1.23%	1.27%	1.28%	1.25%
Net expenses excluding interest and taxes	1.20	%(c)	1.20%	1.22%	1.25%	1.25%	1.25%
Net investment income	7.65	%(c)	7.53%	6.85%	7.32%	4.81%	6.40%
Supplemental data
Net assets, end of period (in millions)	$10		$8	$9	$5	$6	$7
Portfolio turnover rate (d)	118%		206%	238%	322%	218%	253%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

30

EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$5.18		$5.44	$5.26	$6.15	$6.77	$6.53
Net investment income (a)	0.21		0.42	0.38	0.42	0.33	0.45
Net realized and unrealized gain (loss) on investments	0.33		(0.26)	0.17	(0.88)	(0.61)	0.23
Total from investment operations	0.54		0.16	0.55	(0.46)	(0.28)	0.68
Distributions from:
Net investment income	(0.21)		(0.42)	(0.24)	(0.21)	(0.25)	(0.32)
Return of capital	—		—	(0.13)	(0.22)	(0.09)	(0.12)
Total distributions	(0.21)		(0.42)	(0.37)	(0.43)	(0.34)	(0.44)
Net asset value, end of period	$5.51		$5.18	$5.44	$5.26	$6.15	$6.77
Total return (b)	10.75%		3.09%	10.97%	(7.21)%	(4.30)%	11.60%

Ratios to average net assets
Gross expenses	1.43	%(c)	1.37%	1.34%	2.51%	1.74%	1.73%
Net expenses	0.89	%(c)	0.86%	0.88%	0.97%	0.96%	0.95%
Net expenses excluding interest and taxes	0.85	%(c)	0.85%	0.88%	0.95%	0.95%	0.95%
Net investment income	8.08	%(c)	7.77%	7.22%	7.69%	5.01%	7.31%
Supplemental data
Net assets, end of period (in millions)	$12		$18	$29	$2	$6	$16
Portfolio turnover rate (d)	118%		206%	238%	322%	218%	253%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

31

EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$5.21		$5.45	$5.26	$6.12	$6.73	$6.49
Net investment income (a)	0.21		0.42	0.38	0.40	0.32	0.46
Net realized and unrealized gain (loss) on investments	0.34		(0.27)	0.18	(0.87)	(0.60)	0.22
Total from investment operations	0.55		0.15	0.56	(0.47)	(0.28)	0.68
Distributions from:
Net investment income	(0.21)		(0.39)	(0.25)	(0.19)	(0.25)	(0.32)
Return of capital	—		—	(0.12)	(0.20)	(0.08)	(0.12)
Total distributions	(0.21)		(0.39)	(0.37)	(0.39)	(0.33)	(0.44)
Net asset value, end of period	$5.55		$5.21	$5.45	$5.26	$6.12	$6.73
Total return (b)	10.82%		2.84%	11.03%	(7.44)%	(4.33)%	11.59%

Ratios to average net assets
Gross expenses	1.30	%(c)	1.33%	1.35%	2.91%	2.51%	2.78%
Net expenses	0.98	%(c)	0.96%	0.97%	1.02%	1.03%	1.00%
Net expenses excluding interest and taxes	0.95	%(c)	0.95%	0.96%	1.00%	1.00%	1.00%
Net investment income	7.95	%(c)	7.78%	7.12%	7.51%	4.99%	7.42%
Supplemental data
Net assets, end of period (in millions)	$41		$46	$47	$2	$3	$3
Portfolio turnover rate (d)	118%		206%	238%	322%	218%	253%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

32

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$13.23		$13.39	$12.25	$17.02	$20.96	$18.03
Net investment income (loss) (a)	0.03		0.01	0.06	0.09	(0.04)	(0.08)
Net realized and unrealized gain (loss) on investments	2.09		(0.05)	1.24	(4.39)	(2.52)	3.04
Total from investment operations	2.12		(0.04)	1.30	(4.30)	(2.56)	2.96
Distributions from:
Net investment income	—		(0.12)	(0.16)	(0.47)	—	(0.03)
Net realized capital gains	—		—	—	—	(1.38)	—
Total distributions	—		(0.12)	(0.16)	(0.47)	(1.38)	(0.03)
Net asset value, end of period	$15.35		$13.23	$13.39	$12.25	$17.02	$20.96
Total return (b)	16.02%		(0.29)%	10.62%	(25.23)%	(12.15)%	16.43%

Ratios to average net assets
Gross expenses	1.66	%(c)	1.59%	1.59%	1.54%	1.45%	1.47%
Net expenses	1.60	%(c)	1.59%	1.59%	1.54%	N/A	N/A
Net expenses excluding interest and taxes	1.60	%(c)	1.57%	1.57%	1.53%	N/A	N/A
Net investment income (loss)	0.49	%(c)	0.10%	0.47%	0.65%	(0.19)%	(0.47)%
Supplemental data
Net assets, end of period (in millions)	$46		$37	$64	$60	$130	$157
Portfolio turnover rate (d)	16%		19%	11%	11%	38%	30%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

33

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$14.12		$14.31	$13.08	$18.16	$22.21	$19.01
Net investment income (a)	0.07		0.08	0.14	0.17	0.06	— (b)
Net realized and unrealized gain (loss) on investments	2.24		(0.04)	1.33	(4.68)	(2.69)	3.23
Total from investment operations	2.31		0.04	1.47	(4.51)	(2.63)	3.23
Distributions from:
Net investment income	—		(0.23)	(0.24)	(0.57)	(0.04)	(0.03)
Net realized capital gains	—		—	—	—	(1.38)	—
Total distributions	—		(0.23)	(0.24)	(0.57)	(1.42)	(0.03)
Net asset value, end of period	$16.43		$14.12	$14.31	$13.08	$18.16	$22.21
Total return (c)	16.36%		0.28%	11.26%	(24.81)%	(11.76)%	17.00%

Ratios to average net assets
Gross expenses	1.24	%(d)	1.25%	1.23%	1.19%	1.14%	1.12%
Net expenses	1.00	%(d)	1.02%	1.01%	1.01%	1.00%	1.00%
Net expenses excluding interest and taxes	1.00	%(d)	1.00%	1.00%	1.00%	N/A	N/A
Net investment income (loss)	0.93	%(d)	0.57%	1.02%	1.17%	0.28%	(0.02)%
Supplemental data
Net assets, end of period (in millions)	$41		$67	$323	$387	$900	$1,158
Portfolio turnover rate (e)	16%		19%	11%	11%	38%	30%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover is not annualized.

See Notes to Financial Statements

34

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$13.49		$13.68	$12.51	$17.39	$21.33	$18.28
Net investment income (loss) (a)	0.07		0.08	0.12	0.15	0.03	(0.02)
Net realized and unrealized gain (loss) on investments	2.13		(0.06)	1.27	(4.48)	(2.57)	3.10
Total from investment operations	2.20		0.02	1.39	(4.33)	(2.54)	3.08
Distributions from:
Net investment income	—		(0.21)	(0.22)	(0.55)	(0.02)	(0.03)
Net realized capital gains	—		—	—	—	(1.38)	—
Total distributions	—		(0.21)	(0.22)	(0.55)	(1.40)	(0.03)
Net asset value, end of period	$15.69		$13.49	$13.68	$12.51	$17.39	$21.33
Total return (b)	16.31%		0.11%	11.17%	(24.87)%	(11.84)%	16.86%

Ratios to average net assets
Gross expenses	1.26	%(c)	1.23%	1.23%	1.21%	1.13%	1.14%
Net expenses	1.10	%(c)	1.12%	1.11%	1.11%	1.10%	1.10%
Net expenses excluding interest and taxes	1.10	%(c)	1.10%	1.10%	1.10%	N/A	N/A
Net investment income (loss)	0.93	%(c)	0.59%	0.92%	1.10%	0.16%	(0.10)%
Supplemental data
Net assets, end of period (in millions)	$218		$236	$318	$390	$1,086	$1,350
Portfolio turnover rate (d)	16%		19%	11%	11%	38%	30%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

35

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Z
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$14.17		$14.35	$13.12	$18.19	$22.25	$19.03
Net investment income (loss) (a)	0.09		0.12	0.16	0.17	0.07	(0.02)
Net realized and unrealized gain (loss) on investments	2.23		(0.06)	1.32	(4.67)	(2.69)	3.27
Total from investment operations	2.32		0.06	1.48	(4.50)	(2.62)	3.25
Distributions from:
Net investment income	—		(0.24)	(0.25)	(0.57)	(0.06)	(0.03)
Net realized capital gains	—		—	—	—	(1.38)	—
Total distributions	—		(0.24)	(0.25)	(0.57)	(1.44)	(0.03)
Net asset value, end of period	$16.49		$14.17	$14.35	$13.12	$18.19	$22.25
Total return (b)	16.37%		0.40%	11.34%	(24.69)%	(11.71)%	17.09%

Ratios to average net assets
Gross expenses	1.18	%(c)	1.17%	1.18%	1.17%	1.08%	1.13%
Net expenses	0.90	%(c)	0.92%	0.91%	0.91%	0.90%	0.90%
Net expenses excluding interest and taxes	0.90	%(c)	0.90%	0.90%	0.90%	N/A	N/A
Net investment income (loss)	1.18	%(c)	0.80%	1.14%	1.26%	0.33%	(0.12)%
Supplemental data
Net assets, end of period (in millions)	$73		$57	$70	$73	$63	$74
Portfolio turnover rate (d)	16%		19%	11%	11%	38%	30%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

36

GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	Six Months		Year Ended December 31,
	Ended June 30, 2025
	(unaudited)		2024	2023		2022	2021	2020

Net asset value, beginning of period	$36.43		$38.70	$41.22		$39.21	$33.51	$28.39
Net investment income (a)	0.58		0.97	0.78		0.89	0.50	0.13
Net realized and unrealized gain (loss) on investments	4.28		(2.16)	(2.40)		2.16	5.73	5.17
Total from investment operations	4.86		(1.19)	(1.62)		3.05	6.23	5.30
Distributions from:
Net investment income	—		(1.08)	(0.90)		(1.04)	(0.53)	(0.18)
Net asset value, end of period	$41.29		$36.43	$38.70		$41.22	$39.21	$33.51
Total return (b)	13.34%		(3.05)%	(3.89)%		7.74%	18.61%	18.68%

Ratios to average net assets
Gross expenses	1.52%	(c)	1.52%	1.50%		1.47%	1.48%	1.62%
Net expenses	1.38%	(c)	1.38%	1.38%		1.38%	1.38%	1.38%
Net investment income	3.05%	(c)	2.46%	1.97%		2.08%	1.29%	0.53%
Supplemental data
Net assets, end of period (in millions)	$115		$102	$117		$140	$152	$106
Portfolio turnover rate (d)	19%		57%	44	%(e)	34%	28%	37%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover is not annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

37

GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	Six Months		Year Ended December 31,
	Ended June 30, 2025
	(unaudited)		2024	2023		2022	2021	2020

Net asset value, beginning of period	$38.38		$40.72	$43.33		$41.17	$35.15	$29.74
Net investment income (a)	0.69		1.18	1.02		1.17	0.67	0.26
Net realized and unrealized gain (loss) on investments	4.51		(2.26)	(2.54)		2.23	6.04	5.45
Total from investment operations	5.20		(1.08)	(1.52)		3.40	6.71	5.71
Distributions from:
Net investment income	—		(1.26)	(1.09)		(1.24)	(0.69)	(0.30)
Net asset value, end of period	$43.58		$38.38	$40.72		$43.33	$41.17	$35.15
Total return (b)	13.55%		(2.62)%	(3.47)%		8.19%	19.12%	19.23%

Ratios to average net assets
Gross expenses	1.13	%(c)	1.13%	1.13%		1.10%	1.11%	1.14%
Net expenses	0.95	%(c)	0.95%	0.95%		0.95%	0.95%	0.95%
Net investment income	3.44	%(c)	2.85%	2.44%		2.60%	1.66%	0.98%
Supplemental data
Net assets, end of period (in millions)	$268		$261	$360		$503	$386	$358
Portfolio turnover rate (d)	19%		57%	44	%(e)	34%	28%	37%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover is not annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

38

GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	Six Months		Year Ended December 31,
	Ended June 30, 2025
	(unaudited)		2024	2023		2022	2021	2020

Net asset value, beginning of period	$37.22		$39.52	$42.06		$40.00	$34.17	$28.93
Net investment income (a)	0.62		1.05	0.91		1.05	0.62	0.20
Net realized and unrealized gain (loss) on investments	4.39		(2.18)	(2.45)		2.17	5.83	5.29
Total from investment operations	5.01		(1.13)	(1.54)		3.22	6.45	5.49
Distributions from:
Net investment income	—		(1.17)	(1.00)		(1.16)	(0.62)	(0.25)
Net asset value, end of period	$42.23		$37.22	$39.52		$42.06	$40.00	$34.17
Total return (b)	13.46%		(2.81)%	(3.63)%		7.99%	18.92%	18.99%

Ratios to average net assets
Gross expenses	1.20	%(c)	1.21%	1.16%		1.14%	1.18%	1.29%
Net expenses	1.13	%(c)	1.13%	1.13%		1.13%	1.13%	1.13%
Net investment income	3.20	%(c)	2.61%	2.25%		2.41%	1.56%	0.76%
Supplemental data
Net assets, end of period (in millions)	$110		$122	$188		$302	$231	$122
Portfolio turnover rate (d)	19%		57%	44	%(e)	34%	28%	37%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover is not annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

39

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	Six Months		Year Ended December 31,
	Ended June 30, 2025
	(unaudited)		2024		2023	2022		2021		2020

Net asset value, beginning of period	$10.40		$9.74		$8.89	$10.32		$12.82		$10.16
Net investment income (loss) (a)	(0.01)		(0.03)		— (b)	0.03		—	(b)	(0.06)
Net realized and unrealized gain (loss) on investments	5.95		1.47		0.86	(1.46)		(1.84)		4.22
Total from investment operations	5.94		1.44		0.86	(1.43)		(1.84)		4.16
Distributions from:
Net investment income	—		(0.78)		(0.01)	—		(0.66)		(1.50)
Net asset value, end of period	$16.34		$10.40		$9.74	$8.89		$10.32		$12.82
Total return (c)	57.12%		14.71%		9.68%	(13.86)%		(14.22)%		41.39%

Ratios to average net assets
Expenses	1.36	%(d)(e)	1.42	%(e)	1.43%	1.42	%(e)	1.34	%(e)	1.34%
Net investment income (loss)	(0.10	)%(d)(e)	(0.25	)%(e)	0.04%	0.28	%(e)	0.00	%(e)	(0.45)%
Supplemental data
Net assets, end of period (in millions)	$395		$264		$261	$243		$302		$378
Portfolio turnover rate (f)	14%		39%		25%	39%		23%		32%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(f)	Portfolio turnover is not annualized.

See Notes to Financial Statements

40

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
	Six Months		Year Ended December 31,
	Ended June 30, 2025
	(unaudited)		2024		2023	2022		2021		2020

Net asset value, beginning of period	$8.34		$7.95		$7.30	$8.54		$10.83		$8.77
Net investment loss (a)	(0.05)		(0.09)		(0.06)	(0.04)		(0.08)		(0.13)
Net realized and unrealized gain (loss) on investments	4.76		1.19		0.71	(1.20)		(1.55)		3.62
Total from investment operations	4.71		1.10		0.65	(1.24)		(1.63)		3.49
Distributions from:
Net investment income	—		(0.71)		—	—		(0.66)		(1.43)
Net asset value, end of period	$13.05		$8.34		$7.95	$7.30		$8.54		$10.83
Total return (b)	56.47%		13.76%		8.90%	(14.52)%		(14.89)%		40.31%

Ratios to average net assets
Gross expenses	2.19	%(c)(d)	2.26	%(d)	2.25%	2.21	%(d)	2.13	%(d)	2.12%
Net expenses	2.19	%(c)(d)	2.20	%(d)	2.20%	2.20	%(d)	2.13	%(d)	2.12%
Expenses excluding interest and taxes	2.18	%(c)(d)	2.20	%(d)	2.20%	2.20	%(d)	N/A		N/A
Net investment loss	(0.92	)%(c)(d)	(1.03	)%(d)	(0.73)%	(0.51	)%(d)	(0.79	)%(d)	(1.21)%
Supplemental data
Net assets, end of period (in millions)	$45		$30		$33	$36		$49		$63
Portfolio turnover rate (e)	14%		39%		25%	39%		23%		32%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Portfolio turnover is not annualized.

See Notes to Financial Statements

41

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	Six Months		Year Ended December 31,
	Ended June 30, 2025
	(unaudited)		2024		2023	2022		2021		2020

Net asset value, beginning of period	$14.74		$13.51		$12.30	$14.22		$17.31		$13.32
Net investment income (loss) (a)	0.02		0.02		0.06	0.09		0.05		(0.02)
Net realized and unrealized gain (loss) on investments	8.43		2.03		1.20	(2.01)		(2.48)		5.55
Total from investment operations	8.45		2.05		1.26	(1.92)		(2.43)		5.53
Distributions from:
Net investment income	—		(0.82)		(0.05)	—		(0.66)		(1.54)
Net asset value, end of period	$23.19		$14.74		$13.51	$12.30		$14.22		$17.31
Total return (b)	57.33%		15.18%		10.26%	(13.50)%		(13.94)%		41.88%

Ratios to average net assets
Gross expenses	1.10	%(c)(d)	1.13	%(d)	1.12%	1.09	%(d)	1.03	%(d)	1.02%
Net expenses	1.00	%(c)(d)	1.00	%(d)	1.00%	1.00	%(d)	1.00	%(d)	1.00%
Net investment income (loss)	0.23	%(c)(d)	0.17	%(d)	0.47%	0.70	%(d)	0.34	%(d)	(0.12)%
Supplemental data
Net assets, end of period (in millions)	$148		$118		$164	$156		$203		$244
Portfolio turnover rate (e)	14%		39%		25%	39%		23%		32%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Portfolio turnover is not annualized.

See Notes to Financial Statements

42

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	Six Months		Year Ended December 31,
	Ended June 30, 2025
	(unaudited)		2024		2023	2022		2021		2020

Net asset value, beginning of period	$10.79		$10.08		$9.19	$10.64		$13.15		$10.40
Net investment income (loss) (a)	0.01		0.01		0.04	0.06		0.03		(0.02)
Net realized and unrealized gain (loss) on investments	6.18		1.51		0.89	(1.51)		(1.88)		4.31
Total from investment operations	6.19		1.52		0.93	(1.45)		(1.85)		4.29
Distributions from:
Net investment income	—		(0.81)		(0.04)	—		(0.66)		(1.54)
Net asset value, end of period	$16.98		$10.79		$10.08	$9.19		$10.64		$13.15
Total return (b)	57.37%		15.04%		10.13%	(13.63)%		(13.94)%		41.68%

Ratios to average net assets
Gross expenses	1.09	%(c)(d)	1.13	%(d)	1.13%	1.11	%(d)	1.06	%(d)	1.05%
Net expenses	1.09	%(c)(d)	1.10	%(d)	1.10%	1.10	%(d)	1.06	%(d)	1.05%
Net investment income (loss)	0.19	%(c)(d)	0.07	%(d)	0.38%	0.59	%(d)	0.29	%(d)	(0.12)%
Supplemental data
Net assets, end of period (in millions)	$375		$247		$273	$241		$306		$375
Portfolio turnover rate (e)	14%		39%		25%	39%		23%		32%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Portfolio turnover is not annualized.

See Notes to Financial Statements

43

VANECK MORNINGSTAR WIDE MOAT FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	Six Months		Year Ended December 31,
	Ended June 30, 2025
	(unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$32.43		$32.34	$26.02	$33.51	$30.70	$29.13
Net investment income (a)	0.20		0.43	0.36	0.31	0.40	0.47
Net realized and unrealized gain (loss) on investments	0.17		3.02	7.85	(4.82)	6.92	3.63
Total from investment operations	0.37		3.45	8.21	(4.51)	7.32	4.10
Distributions from:
Net investment income	—		(0.45)	(0.25)	(0.30)	(0.38)	(0.48)
Net realized capital gains	—		(2.91)	(1.64)	(2.68)	(4.13)	(2.05)
Total distributions	—		(3.36)	(1.89)	(2.98)	(4.51)	(2.53)
Net asset value, end of period	$32.80		$32.43	$32.34	$26.02	$33.51	$30.70
Total return (b)	1.14%		10.64%	31.66%	(13.63)%	24.04%	14.18%

Ratios to average net assets
Gross expenses	1.90	%(c)	1.56%	1.96%	2.04%	2.26%	4.28%
Net expenses	0.59	%(c)	0.59%	0.60%	0.59%	0.59%	0.59%
Net expenses excluding interest and taxes	0.59	%(c)	0.59%	0.59%	0.59%	N/A	N/A
Net investment income	1.27	%(c)	1.26%	1.18%	1.03%	1.13%	1.65%
Supplemental data
Net assets, end of period (in millions)	$3		$4	$6	$2	$4	$3
Portfolio turnover rate (d)	32%		91%	73%	72%	59%	64%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

44

VANECK MORNINGSTAR WIDE MOAT FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Z
	Six Months		Year Ended December 31,
	Ended June 30, 2025
	(unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$31.84		$31.77	$25.63	$33.04	$30.32	$28.76
Net investment income (a)	0.21		0.46	0.34	0.34	0.44	0.49
Net realized and unrealized gain (loss) on investments	0.18		2.96	7.77	(4.75)	6.82	3.59
Total from investment operations	0.39		3.42	8.11	(4.41)	7.26	4.08
Distributions from:
Net investment income	—		(0.44)	(0.33)	(0.32)	(0.41)	(0.47)
Net realized capital gains	—		(2.91)	(1.64)	(2.68)	(4.13)	(2.05)
Total distributions	—		(3.35)	(1.97)	(3.00)	(4.54)	(2.52)
Net asset value, end of period	$32.23		$31.84	$31.77	$25.63	$33.04	$30.32
Total return (b)	1.22%		10.73%	31.76%	(13.52)%	24.15%	14.31%

Ratios to average net assets
Gross expenses	1.01	%(c)	1.07%	1.27%	1.28%	1.59%	2.48%
Net expenses	0.49	%(c)	0.49%	0.50%	0.49%	0.49%	0.49%
Net expenses excluding interest and taxes	0.49	%(c)	0.49%	0.49%	0.49%	N/A	N/A
Net investment income	1.39	%(c)	1.37%	1.12%	1.14%	1.23%	1.74%
Supplemental data
Net assets, end of period (in millions)	$28		$28	$18	$13	$15	$10
Portfolio turnover rate (d)	32%		91%	73%	72%	59%	64%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

45

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. These financial statements relate to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

CM Commodity Index Fund	Diversified
Emerging Markets Bond Fund	Non-Diversified
Emerging Markets Fund	Diversified
Global Resources Fund	Diversified
International Investors Gold Fund	Non-Diversified
VanEck Morningstar Wide Moat Fund	Diversified

The CM Commodity Index Fund seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index. The Emerging Markets Bond Fund seeks total return, consisting of income and capital appreciation by investing primarily in emerging market debt securities. The Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Global Resources Fund seeks long-term capital appreciation by investing primarily in hard asset securities. The International Investors Gold Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies or directly in gold bullion and other metals. The VanEck Morningstar Wide Moat Fund seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Morningstar Wide Moat Focus Index.

Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I, Y and Z Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

46

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Funds are open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Open-end mutual fund investments (including money market funds) are valued at their net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy.

The Board of Trustees (“Trustees”) has designated Van Eck Associates Corporation (“VEAC”) and Van Eck Absolute Return Advisers Corporation (“VEARA”) (VEAC and VEARA collectively referred to as the “Adviser”) as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments and other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments. Any Russian securities held in the Funds at June 30, 2025 are restricted from trading and any currency denominated in Rubles cannot be repatriated, therefore the Pricing Committee is currently fair valuing these investments at zero, as represented in the Schedule of Investments and deeming all these holdings as a Level 3 in the fair value hierarchy.

47

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The CM Commodity Index Fund and International Investors Gold Fund may effect certain investments through the Commodities Series Fund I Subsidiary, and Gold Series Fund I Subsidiary, respectively, Cayman Islands exempted companies (collectively the “Subsidiaries” and each a wholly-owned “Subsidiary”). The consolidated financial statements of the CM Commodity Index Fund and the International Investors Gold Fund present the financial position and results of operations for the Funds, and their wholly owned Subsidiaries. All interfund account balances and transactions between parent and subsidiary have been eliminated in consolidation. As of June 30, 2025, the CM Commodity Index Fund and International Investors Gold Fund held $123,047,581 and $39,869,045 in their Subsidiaries, representing 22% and 4% of the Funds’ net assets, respectively.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

The wholly owned Subsidiaries are classified as controlled foreign corporations (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly owned CFC, its net income and capital gains, to the extent of its earnings and profits, will be included each year in the Funds’ investment company taxable income. Net losses of the CFC cannot be deducted by the Funds in the current year, nor carried forward to offset taxable income in future years.

D.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually (except for dividends from net investment income from Emerging Markets Bond Fund which are declared and paid monthly). Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP, due to recharacterization for tax purposes. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

E.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations.Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments and forward foreign currency contracts, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations. Any currency denominated in Rubles held by the Funds, cannot be repatriated and such currency was valued at $0 as of June 30, 2025.

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming
48

negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Use of Derivative Instruments—The Funds may invest in derivative instruments, including, but not limited to, options, futures, swaps and forward foreign currency contracts. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Funds’ derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Total Return Swaps—The CM Commodity Index Fund enters into total return swaps in order take a “long” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. Documentation governing the Fund’s swap transactions may contain provisions for early termination of a swap in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the swap and require the Fund to pay or receive a settlement amount in connection with the terminated swap transaction. The total return swap position held by the CM Commodity Index Fund at June 30, 2025 is reflected in the Fund’s Consolidated Schedule of Investments.

During the six months ended June 30, 2025, the CM Commodity Index Fund held swap contracts with an average monthly notional amount of $562,004,469.

Forward Foreign Currency Contracts—The Funds may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in realized gain (loss) on forward foreign currency contracts in the Statements of Operations. During the six months ended June 30, 2025, the Emerging Market Bond Fund held forward foreign currency contracts for five months. The average amount purchased and sold (in U.S. dollars) was $2,995,465 and $2,954,713, respectively. There were no open forward foreign currency contracts held at June 30, 2025.

At June 30, 2025, the following Funds held the following derivatives:

Asset Derivatives
Commodities Futures Risk
CM Commodity Index Fund
Swap contracts[1]	$1,188,622

[1]	Statement of Assets and Liabilities location: Total return swap contracts, at value
49

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The impact of transactions in derivative instruments during the six months ended June 30, 2025, was as follows:

	Commodities Futures Risk	Foreign Currency Risk
CM Commodity Index Fund
Realized gain (loss):
Swap contracts[1]	$7,929,373	$—
Net change in unrealized appreciation (depreciation):
Swap contracts[2]	(3,303,710)	—
Emerging Markets Bond Fund
Realized gain (loss):
Forward foreign currency contracts[3]	—	(27,259)

[1]	Statement of Operations location: Net realized gain (loss) on swap contracts
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts
[3]	Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts

H.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral held in the form of money market fund investments, if any, at June 30, 2025, is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statements of Assets and Liabilities subject to a master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of June 30, 2025. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.

	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets/(Liabilities) Presented in the Statements of Assets and Liabilities	Financial Instruments and Cash Collateral Received	Net Amount
CM Commodity Index Fund
Total return swap contracts	$1,188,622	$—	$1,188,622	$—	$1,188,622

I.	Segment Reporting— The Adviser acts as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
50

J.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based upon the relative net assets. Expenses directly attributable to a specific class are charged to that class.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—VEAC is the investment adviser to the Emerging Markets Bond Fund, Emerging Markets Fund, Global Resources Fund, International Investors Gold Fund and its Subsidiary, and VanEck Morningstar Wide Moat Fund. VEARA is the investment adviser to the CM Commodity Index Fund and its Subsidiary. VEARA is a wholly-owned subsidiary of VEAC. The Adviser receives a management fee, calculated daily and payable monthly based on the Funds’ average daily net assets, as follows:

Fund	Annual Rate

CM Commodity Index Fund	0.65%
Emerging Markets Bond Fund	0.80% of the first $1.5 billion and 0.75% thereafter
Emerging Markets Fund	0.75%
Global Resources Fund	0.95% of the first $2.5 billion and 0.90% thereafter
International Investors Gold Fund	0.75% of the first $500 million, 0.65% of the next $250 million and 0.50% thereafter
VanEck Morningstar Wide Moat Fund	0.45%

The Adviser has agreed, until May 1, 2026, to waive fees and/or assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

51

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The current expense limitations and the amounts waived/assumed by the Adviser for the six months ended June 30, 2025, were as follows:

Fund	Expense Limitations	Expenses Assumed by the Adviser

CM Commodity Index Fund
Class A	0.95%	$41,104
Class I	0.65	111,274
Class Y	0.70	401,674

Emerging Markets Bond Fund
Class A	1.20	29,079
Class I	0.85	38,404
Class Y	0.95	63,436

Emerging Markets Fund
Class A	1.60	10,055
Class C*	2.50	7,489
Class I	1.00	54,123
Class Y	1.10	175,245
Class Z	0.90	90,177

Global Resources Fund
Class A	1.38	73,014
Class C*	2.20	12,103
Class I	0.95	228,374
Class Y	1.13	39,157

International Investors Gold Fund
Class A	1.45	—
Class C	2.20	—
Class I	1.00	66,573
Class Y	1.10	—

Morningstar Wide Moat Fund
Class I	0.59	22,217
Class Z	0.49	70,303

*	Class C shares were terminated effective April 30, 2025. See Note 14.

The Adviser also performs accounting and administrative services for the Emerging Markets Fund and International Investors Gold Fund. The Adviser is paid a monthly fee at a rate of 0.25% of the average daily net assets for Emerging Markets Fund, and for International Investors Gold Fund at the rate of 0.25% per year on the first $750 million of the average daily net assets of the Fund and 0.20% per year of the average daily net assets in excess of $750 million. Administrative fees are included in the Statements of Operations.

For the six months ended June 30, 2024, Van Eck Securities Corporation (the “Distributor”), and affiliate of the Adviser, received a total of $178,463 in sales loads relating to the sale of shares of the Funds, of which $160,360 was reallowed to broker/dealers and the remaining $18,103 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

At June 30, 2025, the Distributor owned approximately 80% of Class I and 36% of Class Z of VanEck Morningstar Wide Moat Fund.

Note 4—Investments—For the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Emerging Markets Bond Fund	$72,958,295	$84,992,494
Emerging Markets Fund	62,138,275	143,232,981
Global Resources Fund	93,133,822	146,712,013
International Investors Gold Fund	113,891,594	175,216,875
Morningstar Wide Moat Fund	9,818,464	10,431,469
52

Note 5—Income Taxes—As of June 30, 2025, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CM Commodity Index Fund	$513,063,507	$27,998	$45,461,702	$45,489,700
Emerging Markets Bond Fund	61,406,466	4,106,895	(1,063,954)	3,042,941
Emerging Markets Fund	272,213,776	155,240,577	(42,059,061)	113,181,516
Global Resources Fund	418,695,777	126,449,128	(30,995,415)	95,453,713
International Investors Gold Fund	519,581,866	551,315,871	(95,094,470)	456,221,401
Morningstar Wide Moat Fund	30,748,981	3,701,404	(2,852,658)	848,746

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences which may affect the tax character of distributions and undistributed net investment income at the end of the Fund’s fiscal year.

For the six months ended June 30, 2025, Emerging Market Bond Fund’s net realized losses from foreign currency translations were $1,136,705.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the six months ended June 30, 2025, the Funds did not incur any such interest or penalties.

Note 6—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price, difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. Certain securities of Chinese issuers are, or may in the future become restricted, and the Fund may be forced to sell such restricted securities and incur a loss as a result.

The CM Commodity Index Fund may invest in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets. The use of derivatives

53

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and economic events and regulatory developments. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities.

Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Funds with Cayman subsidiaries.

The Global Resources Fund and International Investors Gold Fund may concentrate their investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal and by investing in gold bullion and coins. In addition, the International Investors Gold Fund may invest up to 25% of its net assets in gold and silver gold, silver, platinum and palladium bullion and exchange traded funds that invest in such coins and bullion and derivatives on the foregoing. Since the Funds may so concentrate, they may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

As a result of the current conditions related to Russian securities and Russian markets, the Emerging Markets Fund is unable to dispose of the Russian securities in its portfolio, and such positions are deemed illiquid. It is unknown when current restrictions will be lifted. In the event that it becomes possible to dispose of Russian securities, other market participants may attempt to liquidate holdings at the same time as the Fund, and the Fund may be unable to transact at advantageous times or prices with respect to such Russian securities. Russia took actions that impact the custody of equity securities of Russian issuers and may be detrimental to the Fund’s ability to locate and recover such securities. Russia may continue to take similar actions in the future. Custody issues with respect to Russian securities may ultimately result in losses to the Fund. Additionally, while certain Russian securities held by the Emerging Markets Fund have declared dividends, there is no assurance these dividends can be realized by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at $0 as of June 30, 2025.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 7—12b-1 Plan of Distribution— Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Funds are authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Funds. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and 1.00% of average daily net assets for Class C Shares, and is recorded as Distribution fees in the Statements of Operations.

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

54

	CM Commodity Index Fund		Emerging Markets Bond Fund
	Six Months Ended June 30, 2025	Year Ended December 31, 2024	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Class A:
Shares sold	255,593	94,346	147,353	880,052
Shares reinvested	N/A	7,119	56,182	83,165
Shares redeemed	(161,607)	(268,446)	(87,055)	(939,028)
Net increase (decrease)	93,986	(166,981)	116,480	24,189
Class I:
Shares sold	304,177	725,776	307,058	943,657
Shares reinvested	N/A	29,631	102,924	358,810
Shares redeemed	(352,067)	(1,139,398)	(1,738,739)	(3,213,330)
Net decrease	(47,890)	(383,991)	(1,328,757)	(1,910,863)
Class Y:
Shares sold	1,200,113	2,283,969	927,888	3,662,925
Shares reinvested	N/A	211,491	295,058	594,181
Shares redeemed	(1,043,165)	(1,391,645)	(2,618,180)	(4,118,054)
Net increase (decrease)	156,948	1,103,815	(1,395,234)	139,052

	Emerging Markets Fund		Global Resources Fund
	Six Months Ended June 30, 2025	Year Ended December 31, 2024	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Class A:
Shares sold*	565,507	467,843	233,485	418,702
Shares reinvested	N/A	24,236	N/A	79,751
Shares redeemed	(391,505)	(2,475,530)	(253,219)	(731,127)
Net increase (decrease)	174,002	(1,983,451)	(19,734)	(232,674)
Class C:
Shares sold	2,363	13,331	3,442	14,359
Shares reinvested	N/A	N/A	N/A	4,739
Shares redeemed*	(461,582)	(302,646)	(222,334)	(95,778)
Net decrease	(459,219)	(289,315)	(218,892)	(76,680)
Class I:
Shares sold	128,926	731,380	393,089	400,829
Shares reinvested	N/A	51,870	N/A	134,149
Shares redeemed	(2,377,125)	(18,578,713)	(1,046,454)	(2,570,450)
Net decrease	(2,248,199)	(17,795,463)	(653,365)	(2,035,472)
Class Y:
Shares sold	1,412,290	3,161,182	107,294	440,741
Shares reinvested	N/A	220,747	N/A	91,378
Shares redeemed	(5,027,740)	(9,130,186)	(782,843)	(2,012,785)
Net decrease	(3,615,450)	(5,748,257)	(675,549)	(1,480,666)
Class Z:
Shares sold	849,448	1,212,094	N/A	N/A
Shares reinvested	N/A	8,038	N/A	N/A
Shares redeemed	(452,825)	(2,105,368)	N/A	N/A
Net increase (decrease)	396,623	(885,236)	N/A	N/A

*	Effective April 30, 2025, Class C shares were converted into Class A shares. These transactions are included in “shares sold” for Class A and “shares redeemed” for Class C for the six months ended June 30, 2025. See Note 14.
55

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

	International Investors Gold Fund		Morningstar Wide Moat Fund
	Six Months Ended June 30, 2025	Year Ended December 31, 2024	Six Months Ended June 30, 2025	Year Ended December 31, 2024

Class A:
Shares sold	1,988,227	3,543,187	N/A	N/A
Shares reinvested	N/A	1,643,188	N/A	N/A
Shares redeemed	(3,221,985)	(6,515,801)	N/A	N/A
Net decrease	(1,233,758)	(1,329,426)	N/A	N/A

Class C:
Shares sold	265,986	220,214	N/A	N/A
Shares reinvested	N/A	279,016	N/A	N/A
Shares redeemed	(481,886)	(1,050,198)	N/A	N/A
Net decrease	(215,900)	(550,968)	N/A	N/A

Class I:
Shares sold	1,019,194	1,554,332	662	50,221
Shares reinvested	N/A	426,296	N/A	12,895
Shares redeemed	(2,660,587)	(6,088,756)	(27,642)	(125,437)
Net decrease	(1,641,393)	(4,108,128)	(26,980)	(62,321)

Class Y:
Shares sold	2,962,258	5,432,621	N/A	N/A
Shares reinvested	N/A	1,402,630	N/A	N/A
Shares redeemed	(3,740,219)	(11,077,592)	N/A	N/A
Net decrease	(777,961)	(4,242,341)	N/A	N/A

Class Z:
Shares sold	N/A	N/A	69,942	322,919
Shares reinvested	N/A	N/A	N/A	82,530
Shares redeemed	N/A	N/A	(67,937)	(100,550)
Net increase	N/A	N/A	2,005	304,899

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2025, is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2025:

56

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
CM Commodity Index Fund	$23,327,784	$1,018	$23,805,315	$23,806,333
Emerging Markets Bond Fund	1,409,191	1,155,581	323,727	1,479,308
Emerging Markets Fund	7,545,239	86,336	7,637,566	7,723,902
Global Resources Fund	29,254,777	16,233,441	13,960,712	30,194,153
International Investors Gold Fund	56,676,664	13,012,811	44,073,493	57,086,304
Morningstar Wide Moat Fund	273,352	–	274,448	274,448

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2025:

	Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Corporate Bonds	Equity Securities	Government Obligations
CM Commodity Index Fund	$–	$–	$1,018
Emerging Markets Bond Fund	1,155,581	–	–
Emerging Markets Fund	–	86,336	–
Global Resources Fund	–	16,233,441	–
International Investors Gold Fund	–	13,012,811	–

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Trust participates with VanEck VIP Trust (another registered investment company managed by Adviser) (the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Funds and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the six months ended June 30, 2025, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Emerging Markets Bond Fund	37	$1,740,689	5.68%
Emerging Markets Fund	16	2,175,577	5.68
Global Resources Fund	1	484,076	5.68
International Investors Gold Fund	8	1,144,858	5.68
Morningstar Wide Moat Fund	7	197,398	5.68

Outstanding loan balances as of June 30, 2025, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which a Trustee can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the Adviser, which include VanEck ETF Trust and VanEck VIP Trust, as directed by the Trustees.

The expense of the Deferred Plan is included in “Trustees’ fees and expenses” on the Statements of Operations. The liability for the Deferred Plan is shown as “Deferred Trustees’ fees” in the Statements of Assets and Liabilities.

57

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 12—Share Split—Each class of the CM Commodity Index Fund executed a 1-for-15 reverse share split for shareholders of record before the open of markets on September 11, 2023. The impact of the share split has been retroactively applied to each of the prior years presented in the financial highlights.

Note 13— New Accounting Pronouncements and Regulatory Requirements — In December 2023, the Federal Accounting Standard Board issued Accounting Standard Update 2023-09, Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. The ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact, if any, of applying the ASU 2023-09.

Note 14— Class C Shares Conversion and Termination — At a meeting held on March 13, 2025, the Trustees approved (i) the conversion of the Class C shares of Emerging Markets Fund and Global Resources Fund into Class A shares of the same Fund, (ii) the termination of Class C shares of each Fund, and (iii) a Plan of Recapitalization for the Class C shares of each Fund for the share conversion and the share closing referenced above. Effective April 30, 2025, Class C shares of each Fund were converted into Class A shares of the same Fund at net asset value. Class C shares of the respective Funds were terminated effective immediately after such conversion.

Note 15— Subsequent Event — On June 5, 2025, the Board of Trustees approved converting the Emerging Markets Bond Fund into an exchange-traded fund (“ETF”) by the reorganization of the Fund into a corresponding ETF, the VanEck Emerging Markets Bond ETF, which will be a newly created series of the Trust.

58

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

59

VANECK FUNDS

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

CM COMMODITY INDEX FUND
EMERGING MARKETS BOND FUND
EMERGING MARKETS FUND
GLOBAL RESOURCES FUND
INTERNATIONAL INVESTORS GOLD FUND
VANECK MORNINGSTAR WIDE MOAT FUND
(each, a “Fund”; together the “Funds”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 5, 2025, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (each, an “Advisory Agreement”) between each Fund, except the CM Commodity Index Fund, and its investment adviser, Van Eck Associates Corporation and the CM Commodity Index Fund, and its investment adviser, Van Eck Absolute Return Advisers Corporation (Van Eck Associates Corporation and Van Eck Absolute Return Advisers Corporation, along with their affiliated companies, are referred to herein collectively as the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on May 13, 2025 and June 5, 2025, specifically for the purpose of considering the continuation of the Advisory Agreement. Although the Advisory Agreements for the Funds were considered at the same Board meetings, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, as well as relevant staffing plans for such personnel, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;
60

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance net of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2024 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics (the “Morningstar Category”), (ii) a sub-group of funds selected from the Morningstar Category by Broadridge further limited to approximate more closely the Fund’s investment style, share class characteristics, and asset levels (the “Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2024 with (i) the Morningstar Category and (ii) Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products, except with respect to the CM Commodity Index Fund, for which there are no Comparable Products;

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices, including regarding the use of soft dollars in the case of Funds for which their portfolio trades entailed soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for each Fund, including how the Adviser integrates non-accounting based information (including, but not limited to “environmental, social and governance” factors) and the non-security selection, non-portfolio construction activities of the investment teams, such as engagement with portfolio companies and industry group participation, except with respect to the CM Commodity Index Fund and the VanEck Morningstar Wide Moat Fund, which are quantitatively-based index strategies;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for each Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.
61

VANECK FUNDS

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

Nature, Extent, Quality of Services. In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of each Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for each Fund is based on data for a representative class of shares of each Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2024, and the advisory fee and expense ratio data is as of the Funds’ fiscal year end of December 31, 2024. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between each Fund and the other funds in the Funds’ Peer Group and Morningstar Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Morningstar Category. The Board also considered the Funds’ performance at its meetings throughout the year, including for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

CM Commodity Index Fund. The Board noted that the Fund seeks to track, before fees and expenses, the performance of the UBS Constant Maturity Commodity Total Return Index (the “UBS Index”) and that the Class Y shares of the Fund had underperformed the UBS Index for the one-, three-, five- and ten-year periods. The Board further noted that the Fund’s expenses, which were not similarly borne by the UBS Index, were one of the factors that attributed to the Fund’s underperformance relative to the UBS Index. The Board also noted that the Class Y shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-year period and outperformed its Peer Group and Morningstar Category medians for the three-, five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

The Board further noted that the fee rate payable for advisory services was higher than the median advisory fee rate of its Peer Group and the same as the median advisory fee rate of its Morningstar Category. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was lower than the median of its Morningstar Category and Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2026 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

62

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Emerging Markets Bond Fund. The Board noted, based on a review of comparative annualized total returns, that the Class Y shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one- and ten-year periods and outperformed its Peer Group and Morningstar Category medians for the three- and five-year periods. The Board also noted that the Class Y shares of the Fund had outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were higher than the median advisory fee rates and total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2026 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Emerging Markets Fund. The Board noted, based on a review of comparative annualized total returns, that the Class Y shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five- and ten-year period. The Board further noted that the Class Y shares of the Fund had underperformed its benchmark index for the one-, three-, five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rates of its Morningstar Category and Peer Group. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was higher than the median total expense ratio of its Morningstar Category and the same as the median total expense ratio of its Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2026 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Global Resources Fund. The Board noted, based on a review of comparative annualized total returns, that the Class Y shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five- and ten-year periods. The Board noted that the Fund changed its primary benchmark index on May 1, 2023 and that the Class Y shares of the Fund had outperformed that primary benchmark index and the previous primary benchmark index for the one- and five-year periods and underperformed that primary benchmark index and the previous primary benchmark index for the three- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were higher than the median advisory fee rates and total expense ratios of the Fund’s

63

VANECK FUNDS

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2026 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products. The Board noted that it had previously approved an advisory fee reduction of five basis points for the Fund, effective July 1, 2024.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

International Investors Gold Fund. The Board noted, based on a review of comparative annualized total returns, that the Class Y shares of the Fund had outperformed its Peer Group and Morningstar Category medians for the one-, three-, five- and ten-year periods. The Board also noted that the Class Y shares of the Fund had outperformed its benchmark index for the one- and five-year periods and underperformed its benchmark index for the three- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

The Board also noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rate of its Peer Group and higher than the median advisory fee rate of its Morningstar Category. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was higher than the median of its Morningstar Category and Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2026 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VanEck Morningstar Wide Moat Fund. The Board noted that the Fund seeks to track, before fees and expenses, the price and yield performance of the Morningstar Wide Moat Focus Index (the “Morningstar Index”). The Board noted that the Class Z shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three- and five-year periods. The Board also noted that the Class Z shares of the Fund had underperformed the Morningstar Index for the one-, three- and five-year periods. The Board further noted that the Fund’s expenses, which were not similarly borne by the Morningstar Index, were one of the factors that attributed to the Fund’s underperformance relative to the Morningstar Index. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2026 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to

64

determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser from managing each Fund supported the renewal of the respective Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether each Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that each fee schedule was appropriate. The Board also considered that each Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for each Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of each Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

VANECK EMERGING MARKETS BOND ETF
(the “New Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if it is approved by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 5, 2025, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), including a majority of the Independent Trustees, voted to enter into an Advisory Agreement (the “Advisory Agreement”) between the New Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the New Fund’s Advisory Agreement is set forth below.

In considering the approval of the Advisory Agreement, the Board took into consideration its overall knowledge of the business and operations of the Adviser, which it obtained over time through its oversight of mutual funds advised by the Adviser. The Independent Trustees were advised by independent legal counsel during the contract approval process, and met with independent legal counsel in executive session outside the presence of management. The Board considered, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund and exchange-traded fund operations and other lines of business;

■	The financial position of the Adviser;

■	A description of the Advisory Agreement and descriptions of the services to be provided by the Adviser thereunder;
65

VANECK FUNDS

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management (including the expertise with respect to the relevant sector and securities of the New Fund’s potential investment universe), investment research and trading activities for the New Fund, the structure of their compensation and the resources available to support these activities;

■	A report comparing the proposed unitary management fee of the New Fund with those of other funds with similar investment strategies managed by other investment advisers;

■	Information concerning the Adviser’s compliance program;

■	Information with respect to the Adviser’s brokerage practices;

■	Information regarding the procedures to be used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the New Fund by the Adviser’s investment personnel;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information regarding the nature, quality, extent and cost of the investment management, administrative and other non-investment management services to be provided by the Adviser;

■	Information regarding the nature, quality and extent of the services to be performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the New Fund’s custodian, transfer agent, and independent auditor; and

■	Information regarding the terms of the Advisory Agreement and the services to be performed thereunder.

Performance. The Board did not consider performance results for the New Fund because the New Fund has not yet commenced operations.

Fees and Expenses. The Board noted that the management fee for the New Fund is in line with the average annual management fees for the New Fund’s peer group of other actively managed, exchange-traded funds who invest in emerging market debt securities. The Board considered the reasonableness of the fee and considered the fee in comparison to other funds with similar investment strategies managed by other investment advisers. The Board also considered the risks being assumed by the Advisers under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Fund. The Board concluded that the management fee to be charged to the New Fund would be reasonable.

Profitability and Economies of Scale. The Board did not specifically consider the profitability of the Adviser with respect to the management of the New Fund, as the New Fund had not yet commenced operations. The Board also did not specifically consider the extent to which benefits from economies of scale will be realized by the Adviser and shared with the New Fund as the assets under management grow, although such matters are expected to be considered in the future.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by

66

the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved entering into the Advisory Agreement for the New Fund for an initial two-year period.

67

June 30, 2025 SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

NODE	|	Onchain Economy ETF

800.826.2333	vaneck.com

This page is intentionally left blank.

ONCHAIN ECONOMY ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 83.4%
Argentina: 0.8%
YPF SA (ADR) *	2,209	$69,473
Australia: 1.8%
IREN Ltd. (USD) *	11,465	167,045
Brazil: 7.4%
Adecoagro SA (USD)	8,842	80,816
B3 SA - Brasil Bolsa Balcao	31,688	84,651
Meliuz SA 144A *	50,001	65,320
MercadoLibre, Inc. (USD) *	130	339,772
NU Holdings Ltd. (USD) *	7,144	98,016
		668,575
Canada: 5.2%
Defi Technologies, Inc. (USD) *	24,490	71,756
Hut 8 Corp. (USD) *	8,156	151,702
Shopify, Inc. (USD) *	1,370	158,030
Sol Strategies, Inc. *	49,413	89,447
		470,935
Hong Kong: 1.0%
Futu Holdings Ltd. (ADR)	754	93,187
Japan: 2.3%
Metaplanet, Inc. *	9,500	108,145
SoftBank Group Corp. (ADR)	2,854	103,971
		212,116
Netherlands: 1.0%
Flow Traders Ltd. *	2,845	92,128
Singapore: 0.8%
Bitdeer Technologies Group (USD) *	6,294	72,255
Taiwan: 1.5%
Sea Ltd. (ADR) *	809	129,392
United States: 61.6%
American Electric Power Co., Inc.	800	83,008
Applied Digital Corp. *	13,668	137,637
Black Hills Corp.	1,504	84,374
Cipher Mining, Inc. * †	33,352	159,423
Circle Internet Group, Inc. *	249	45,141
Cleanspark, Inc. * †	14,280	157,508
CME Group, Inc.	329	90,679
Coinbase Global, Inc. *	1,347	472,109
CompoSecure, Inc. *	12,651	178,253
Constellation Energy Corp.	288	92,955
Core Scientific, Inc. *	26,463	451,722
DT Midstream, Inc.	779	85,620
Entergy Corp.	1,468	122,020
EQT Corp.	1,409	82,173
Equinix, Inc.	107	85,115
Exodus Movement, Inc. *	2,900	83,607
Galaxy Digital, Inc. *	13,603	297,906
Kinder Morgan, Inc.	2,868	84,319
Landbridge Co. LLC	1,117	75,487
MARA Holdings, Inc. *	5,947	93,249
MicroStrategy, Inc. *	576	232,836
	Number of Shares	Value
United States (continued)
NRG Energy, Inc.	1,110	$178,244
NuScale Power Corp. *	1,587	62,782
OGE Energy Corp.	1,848	82,014
Oklo, Inc. *	1,149	64,333
Opera Ltd. (ADR)	4,556	86,108
Riot Platforms, Inc. *	11,436	129,227
Robinhood Markets, Inc. *	4,671	437,345
Rumble, Inc. *	7,512	67,458
Semler Scientific, Inc. * †	2,622	101,576
Solaris Energy Infrastructure, Inc.	3,353	94,856
Synopsys, Inc. *	179	91,770
Talen Energy Corp. *	360	104,677
Terawulf, Inc. * †	23,747	104,012
Tesla, Inc. *	296	94,027
Texas Pacific Land Corp.	67	70,778
The Williams Companies, Inc.	1,370	86,050
Vertiv Holdings Co.	714	91,685
Virtu Financial, Inc.	2,075	92,939
Vistra Corp.	989	191,678
Xcel Energy, Inc.	2,328	158,537
		5,585,237
Total Common Stocks (Cost: $6,655,887)		7,560,343

MASTER LIMITED PARTNERSHIPS: 2.7%
United States: 2.7%
Alliance Resource Partners LP	3,321	86,811
Energy Transfer LP	8,794	159,435

Total Master Limited Partnerships (Cost: $246,363)		246,246

EXCHANGE TRADED PRODUCTS: 13.1%(a)
Liechtenstein: 1.0%
VanEck Solana ETN * ‡	10,320	88,174

United States: 12.1%
VanEck Bitcoin ETF * ‡	36,150	1,101,491

Total Exchange Traded Products (Cost: $1,157,754)		1,189,665

Total Investments Before Collateral for Securities Loaned: 99.2% (Cost: $8,060,004)		8,996,254

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.5%
Money Market Fund: 3.5% (Cost: $319,917)
State Street Navigator Securities Lending Government Money Market Portfolio	319,917	319,917

See Notes to Financial Statements

2

	Number of Shares	Value
Total Investments: 102.7%
(Cost: $8,379,921)		$9,316,171
Liabilities in excess of other assets: (2.7)%		(249,317)
NET ASSETS: 100.0%		$9,066,854

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $324,020.
(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov or on the fund’s webpage.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $65,320, or 0.7% of net assets.

Transactions in securities of affiliates for the period ended June 30, 2025 were as follows:

	Value 5/13/2025*	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Dividend Income
VanEck Bitcoin ETF	$–	$1,063,300	$–	$–	$38,191	$1,101,491	$–
VanEck Solana ETN	–	94,454	–	–	(6,280)	88,174	–
Total	$–	$1,157,754	$–	$–	$31,911	$1,189,665	$–

*Inception date of Fund.

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$69,473	$—	$—	$69,473
Australia	167,045	—	—	167,045
Brazil	668,575	—	—	668,575
Canada	470,935	—	—	470,935
Hong Kong	93,187	—	—	93,187
Japan	103,971	108,145	—	212,116
Netherlands	—	92,128	—	92,128
Singapore	72,255	—	—	72,255
Taiwan	129,392	—	—	129,392
United States	5,585,237	—	—	5,585,237
Master Limited Partnerships *	246,246	—	—	246,246
Exchange Traded Products				1,189,665
Liechtenstein	—	88,174	—	88,174
United States	1,101,491	—	—	1,101,491
Money Market Fund	319,917	—	—	319,917
Total Investments	$9,027,724	$288,447	$—	$9,316,171

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

3

ONCHAIN ECONOMY ETF

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (unaudited)

Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$7,806,589
Affiliated issuers (3)	1,189,665
Short-term investments held as collateral for securities loaned (4)	319,917
Cash	44,878
Receivables:
Investment securities sold	45,926
Shares of beneficial interest sold	906,873
Dividends and interest	2,143
Total assets	10,315,991
Liabilities:
Payables:
Investment securities purchased	925,024
Collateral for securities loaned	319,917
Due to Adviser	4,196
Total liabilities	1,249,137
NET ASSETS	$9,066,854
Shares outstanding	300,000
Net asset value, redemption and offering price per share	$30.22

Net Assets consist of:
Aggregate paid-in capital	$8,034,217
Total distributable earnings (loss)	1,032,637
NET ASSETS	$9,066,854
(1) Includes Investment in securities on loan, at market value	$324,020
(2) Cost of investments - Unaffiliated issuers	$6,902,250
(3) Cost of investments - Affiliated issuers	$1,157,754
(4) Cost of short-term investments held as collateral for securities loaned	$319,917

See Notes to Financial Statements

4

ONCHAIN ECONOMY ETF

CONSOLIDATED STATEMENT OF OPERATIONS

For the Period Ended June 30, 2025 (unaudited)(a)

Income:
Dividends (Net foreign taxes withheld $57)	$9,568
Interest	139
Securities lending income	51
Total income	9,758
Expenses:
Management fees	6,452
Total expenses	6,452
Waiver of management fees	(145)
Net expenses	6,307
Net investment income	3,451

Net realized gain (loss) on:
Investments	(51,195)
In-kind redemptions	144,504
Foreign currency transactions and foreign denominated assets and liabilities	(304)
Net realized gain	93,005
Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	904,339
Investments - affiliated issuers	31,911
Foreign currency translations and foreign denominated assets and liabilities	(69)
Net change in unrealized appreciation (depreciation)	936,181
Net increase in net assets resulting from operations	$1,032,637

(a)	For the period May 14, 2025 (commencement of operations) through June 30, 2025.

See Notes to Financial Statements

5

ONCHAIN ECONOMY ETF

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

Period Ended June 30, 2025(a) (unaudited)
Operations:
Net investment income	$3,451
Net realized gain	93,005
Net change in unrealized appreciation (depreciation)	936,181
Net increase in net assets resulting from operations	1,032,637

Share transactions*:
Proceeds from sale of shares	8,323,959
Cost of shares redeemed	(289,742)
Net increase in net assets resulting from share transactions	8,034,217
Total increase in net assets	9,066,854
Net Assets, beginning of period	—
Net Assets, end of period	$9,066,854
* Shares of Common Stock Issued (no par value):
Shares sold	310,000
Shares redeemed	(10,000)
Net increase	300,000

(a)	For the period May 14, 2025 (commencement of operations) through June 30, 2025.

See Notes to Financial Statements

6

ONCHAIN ECONOMY ETF

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Period Ended June 30, 2025 (unaudited) (a)
Net asset value, beginning of period	$26.50
Net investment income (b)	0.01
Net realized and unrealized gain on investments	3.71
Total from investment operations	3.72
Net asset value, end of period	$30.22

Total return (c)	14.04%
Ratios to average net assets
Gross expenses	0.69	%(d)
Net expenses	0.67	%(d)
Net investment income	0.37	%(d)

Supplemental data
Net assets, end of period (in millions)	$9
Portfolio turnover rate (e)	12%

(a)	For the period May 14, 2025 (commencement of operations) through June 30, 2025.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

7

ONCHAIN ECONOMY ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2025 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. These financial statements relate to the Onchain Economy ETF (the “Fund”). The Fund is classified as a non-diversified fund under the 1940 Act, and, therefore, may invest a greater percentage of its assets in a particular issuer.

The Fund is actively managed and seeks long-term capital appreciation by investing in companies and instruments that are meaningfully tied to the on-chain economy, including blockchain infrastructure, digital asset services, and digital asset exposure. Van Eck Absolute Return Advisers Corporation (the “Adviser”) serves as the investment adviser for the Fund.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The following summarizes the Fund’s significant accounting policies.

A.	Security Valuation— The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Open-end mutual fund investments (including exchange traded funds and money market funds) are valued at their net asset value each business day and are categorized as Level 1 in the fair value hierarchy.

The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Fund’s fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements.
8

Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments and other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Consolidated Schedule of Investments.

A summary of the inputs and the levels used to value the Fund’s investments are located in the Consolidated Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Consolidated Schedule of Investments.

B.	Basis for Consolidation— The Fund may invest in certain Digital Asset Instruments through a subsidiary (the “Subsidiary”), an exempted limited company organized under the laws of the Cayman Islands. The Subsidiary is wholly owned and controlled by the Fund and is advised by the Adviser. The consolidated financial statements present the financial position and results of operations for the Fund and its subsidiary. All interfund account balances and transactions between parent and subsidiary have been eliminated in consolidation. As of June 30, 2025, the Fund held $1,190,293 in its Subsidiary, representing 13% of the Fund’s net assets.

C.	Federal Income Taxes— It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

The wholly owned Subsidiary is classified as a controlled foreign corporation (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly owned CFC, its net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income. Net losses of the CFC cannot be deducted by the Fund in the current year, nor carried forward to offset taxable income in future years.

D.	Distributions to Shareholders— Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP, due to recharacterization for tax purposes. Dividends and distributions that exceed taxable earnings and profit are reported for tax purposes as a return of capital. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

E.	Currency Translation— Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net
9

ONCHAIN ECONOMY ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

realized and unrealized gains and losses on investment securities in the Consolidated Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets and liabilities, other than investments, are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Consolidated Statement of Operations.

F.	Offsetting Assets and Liabilities— In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund receives cash and or securities as collateral for securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Consolidated Statement of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at June 30, 2025 is presented in the Consolidated Schedule of Investments and in the Consolidated Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 8 (Securities Lending).

G.	Segment Reporting— The Adviser acts as the Fund chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the Fund long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Fund consolidated financial statements.

H.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Consolidated Statement of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Fund policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Fund’s records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser receives a unitary management fee, calculated daily and payable monthly based on an annual rate of 0.69% of the Fund’s average daily net assets. The Adviser has agreed to pay all expenses incurred by the Fund except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering cost until at least May 1, 2026.

The Adviser waives the management fees it charges the Fund by the amount it collects as a management fee from underlying funds managed by the Adviser and its affiliates. For the period ended June 30, 2025, the Adviser waived management fees of $145 due to such investments.

10

Note 4— Capital Share Transactions — As of June 30, 2025, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Fund generally consists of the in-kind contribution or distribution of a designated portfolio of securities (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Fund may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Fund, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Fund may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Consolidated Statement of Changes in Net Assets.

Note 5—Investments— For the period ended June 30, 2025, the cost of purchases and sales of investments, (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investment resulting from in-kind capital share transaction (excluding short-term investments) were as follows:

		In-Kind Capital Share Transactions
Purchases	Sales	Purchases	Sales
$2,455,938	$992,472	$6,671,236	$167,878

Note 6—Income Taxes— As of June 30, 2025, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$8,379,921	$1,086,840	$(150,590)	$936,250

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subjected to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Consolidated Statement of Operations. During the period ended June 30, 2025, the Fund did not incur any such interest or penalties.

Note 7—Principal Risks— Certain of the Fund’s investments, including investments in companies that hold material amounts of digital assets, may be subject to the risks associated with investing in digital assets, including cryptocurrencies and crypto tokens. Such companies may be subject to the risk that: the technology that facilitates the transfer of a digital asset could fail; the decentralized, open source protocol of

11

ONCHAIN ECONOMY ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

the applicable blockchain network could be affected by internet connectivity disruptions, fraud, consensus failures or cybersecurity attacks; such network may not be adequately maintained by its participants; because digital assets are a new technological innovation with a limited history, they are highly speculative assets and may experience extreme price volatility; future regulatory actions or policies may limit the ability to sell, exchange or use a digital asset; the price of a digital asset may be impacted by the transactions of a small number of holders of such digital asset; and that a digital asset will decline in popularity, acceptance or use, thereby impairing its price. The Fund may invest in companies (i) that operate digital asset exchanges, operate payment gateways (i.e., a merchant service that authorizes direct payments processing for businesses), engage in and/or assist with the digital asset mining operations, provide software services, equipment and technology, energy or energy infrastructure, data center capacity or other services to digital asset operations, operate digital asset infrastructure businesses, or facilitate commerce with the use of digital assets (these items are collectively referred to herein as “digital asset projects”) and/or (ii) that own a material amount of digital assets or otherwise generate revenues related to digital asset projects. The Fund does not invest in digital assets or commodities directly.

Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price, or difficult to trade and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States.

Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Fund with its Cayman subsidiary.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information

Note 8— Securities Lending— To generate additional income, each of the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2025, is presented on a gross basis in the Consolidated Schedule of

12

Investments and Consolidated Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2025:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$324,020	$319,917	$–	$319,917

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2025:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Equity Securities	$319,917

*	Remaining contractual maturity: overnight and continuous

Note 9— Trustee Deferred Compensation Plan — The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which a Trustee can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the Adviser, which include VanEck ETF Trust, as directed by the Trustees. The Adviser is responsible for paying the expenses associated with the Plan.

Note 10— New Accounting Pronouncements and Regulatory Requirements — In December 2023, the Federal Accounting Standard Board issued Accounting Standard Update 2023-09, Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. The ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact, if any, of applying the ASU 2023-09.

13

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

14

VANECK FUNDS

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

ONCHAIN ECONOMY ETF (the “New Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if it is approved by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On March 13, 2025, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), including a majority of the Independent Trustees, voted to enter into an Advisory Agreement (the “Advisory Agreement”) between the New Fund and its investment adviser, Van Eck Absolute Return Advisers Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the New Fund’s Advisory Agreement is set forth below.

In considering the approval of the Advisory Agreement, the Board took into consideration its overall knowledge of the business and operations of the Adviser, which it obtained over time through its oversight of mutual funds advised by the Adviser. The Independent Trustees were advised by independent legal counsel during the contract approval process, and met with independent legal counsel in executive session outside the presence of management. The Board considered, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund and exchange-traded fund operations and other lines of business;
■	The financial position of the Adviser;
■	A description of the Advisory Agreement and descriptions of the services to be provided by the Adviser thereunder;
■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management (including the expertise with respect to the relevant sector and securities of the New Fund’s potential investment universe), investment research and trading activities for the New Fund, the structure of their compensation and the resources available to support these activities;
■	A report comparing the proposed unitary management fee of the New Fund with those of other funds with similar investment strategies managed by other investment advisers;
■	Information concerning the Adviser’s compliance program;
■	Information with respect to the Adviser’s brokerage practices;
■	Information regarding the procedures to be used by the Adviser in monitoring the valuation of portfolio securities;
■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;
■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the New Fund by the Adviser’s investment personnel;
■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;
■	Information regarding the nature, quality, extent and cost of the investment management, administrative and other non-investment management services to be provided by the Adviser;
15

VANECK FUNDS

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

■	Information regarding the nature, quality and extent of the services to be performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the New Fund’s custodian, transfer agent, and independent auditor; and

■	Information regarding the terms of the Advisory Agreement and the services to be performed thereunder.

Performance. The Board did not consider performance results for the New Fund because the New Fund has not yet commenced operations.

Fees and Expenses. The Board noted that the management fee for the New Fund is in line with the average annual management fees for the New Fund’s peer group of other actively managed, exchange-traded funds who invest in blockchain, digital assets, and cryptocurrency-related companies or instruments. The Board considered the reasonableness of the fee and considered the fee in comparison to other funds with similar investment strategies managed by other investment advisers. The Board also considered the risks being assumed by the Advisers under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Fund. The Board concluded that the management fee to be charged to the New Fund would be reasonable.

Profitability and Economies of Scale. The Board did not specifically consider the profitability of the Adviser with respect to the management of the New Fund, as the New Fund had not yet commenced operations. The Board also did not specifically consider the extent to which benefits from economies of scale will be realized by the Adviser and shared with the New Fund as the assets under management grow, although such matters are expected to be considered in the future.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved entering into the Advisory Agreement for the New Fund for an initial two-year period.

16

Item 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7.

Item 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

Item 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK FUNDS

By (Signature and Title)	/s/ John J. Crimmins, Chief Financial Officer

Date September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date September 5, 2025

By (Signature and Title)	/s/ John J. Crimmins, Chief Financial Officer

Date September 5, 2025